UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices)(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Registrant's telephone number, including area code: 310-432-0010

Date of fiscal year end: November 30

Date of reporting period: November 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

CCA CORE RETURN FUND

Institutional Class Shares   (CORIX)

Investor Class Shares   (CORAX)

Load Class Shares   (CORLX)

CCA AGGRESSIVE RETURN FUND

Institutional Class Shares   (RSKIX)

Investor Class Shares   (RSKAX)

Load Class Shares   (RSKLX)

 ANNUAL REPORT

 NOVEMBER 30, 2015

Letter to the Shareholders

Adam Checchi

Dear Shareholder,

We are pleased to provide the 2015 annual report on the CCA Core Return Fund and the CCA Aggressive Return Fund (collectively the “CCA Funds”).  This report includes a summary of the twelve months of operations ended November 30, 2015 for the CCA Funds.  In addition to this report, information on both Funds can be found on our website at www.ccafunds.com.

As we have previously stated, we created the CCA Funds with one primary goal: seeking to protect and grow our investors’ hard earned money!  We feel the best strategy to pursue in seeking to protect and grow our investors’ savings is to invest in civilization - what we refer to as “owning the world.”  We define “owning the world” as an investment strategy that tracks the world’s capital markets.  Presently there are approximately $100 trillion of publicly traded assets, comprised of approximately 12,000 stocks and 19,000 bonds across 108 countries and 24 industries.  We believe that owning the world’s stocks and bonds is a dependable long-term investment strategy because:

•

Global assets should grow with population and productivity

•

Risk is diversified across the world’s companies and governments; not tied to active security selection (i.e., trying to pick the winners and losers)

•

We believe the world will be always be worth more in the future than it is today as our civilization continues to progress

We also want the CCA Funds to be an appropriate investment solution for any investor at any time of their life, regardless of age, marital status, income level, occupation, etc.  To accomplish this, we felt it was critical to give our investors a simple way of customizing the risk and return of their investments to meet their individual needs.

To do this, we divide the entire world’s assets into two categories:

•

The Aggressive category – the highest risk/return stocks and bonds

•

The Core category – a proxy for the world’s stocks and bonds

The Funds’ adviser, Checchi Capital Fund Advisers, LLC (“CCFA”), and sub-adviser, Checchi Capital Advisers, LLC (“CCA”), use technology to assess over 85 different fundamental and behavioral characteristics to determine each security’s category.1  The CCA Aggressive Return Fund captures the performance of the Aggressive category.  The CCA Core Return Fund captures the performance of the Core category.  The two Funds are complementary - allowing an investor to access varying degrees of risk exposure while maintaining diversification across the world’s capital markets.

The CCA Funds

By investing in some combination of the CCA Funds, the investor can customize their investment to match a desired financial profile, without sacrificing diversification or liquidity.  As an investor’s objectives change over time, they can adjust the proportion of each Fund they hold to target their desired risk level.  This dual Fund structure simplifies the investment process by providing customized global diversification in just two funds instead of the myriad investments that most investors typically hold to achieve a diversified portfolio.

Figure 1 shows the hypothetical net investment return since inception of a portfolio holding the institutional share classes of the CCA Core Return Fund and CCA Aggressive Return Fund in varying proportions.  For example, a portfolio holding 90% Core Return Fund and 10% Aggressive Return Fund would have produced a net return of 3.0% whereas a portfolio holding 90% Aggressive Return Fund and 10% Core Return Fund would have produced a net return of 4.2%.  The CCA Funds are designed to be held in the proportion that matches an investor’s risk profile target at any given point in time.2

Lower Risk/

Higher Risk/

Return Potential

Return Potential

We encourage you to read through this annual report and the Funds’ prospectus and fact sheets and determine if an investment in the CCA Funds is right for you.

Sincerely,

Adam Checchi

1For a more detailed explanation of CCA’s risk scoring process, please see the “Principal Investment Strategies” section of the prospectus.

2Performance data is calculated since inception December 26, 2012 through November 30, 2015 using the total net return of the CCA Aggressive Return Institutional Class Fund and CCA Core Return Institutional Class Fund.  Proportional return is calculated by taking the sum of the total return for each Fund multiplied by the proportional weight of each Fund as a percentage of the total portfolio.  Proportional total returns are hypothetical and represent the net total return (before taxes) an investor would have earned had they held the Funds in the proportions listed.

Management’s Discussion of Performance

It was a difficult year for global securities markets in 2015 with continued economic uncertainty producing negative returns for both the MSCI ACWI Global Equity Index and the Barclays Global Aggregate Bond Index.  The CCA Core Return Fund Institutional Class returned -4.5% in 2015 and 1.0% annualized since inception on December 26, 2012.  The CCA Aggressive Return Fund Institutional Class returned -13.9% and 1.5%, respectively, for the same periods.  Despite the negative performance in 2015, driven by global volatility in both equity and fixed income markets, the Funds continue to perform in line with their targeted risk profiles, with the CCA Aggressive Return Fund underperforming the CCA Core Return Fund in a year when more volatile, higher risk assets performed poorly.

CCA Core Return Fund

The CCA Core Return Fund Institutional Class returned -4.5% for the twelve months ended November 30, 2015, compared to -2.5% for the MSCI All Country World Index and -4.3% for the Barclays Global Aggregate Bond Index for the same period.

The CCA Core Return Fund attempts to capture the performance of the 90% of the world’s assets that exclude the 10% riskiest assets, as determined by the Fund’s sub-adviser, CCA.  The Fund anticipates that approximately 40-60% of its assets will be invested in global equities and 40-60% will be invested in global bonds.  As a result, CCA uses a blended benchmark of equity and fixed income indices to track the performance of the CCA Core Return Fund.  For the twelve month period ended November 30, 2015, the blended benchmark returned -3.9%.  The blended benchmark consists of 55% Barclays Global Aggregate Bond Index, 16% MSCI USA Investable Market Index, 18% MSCI EAFE Investable Market Index, and 11% MSCI Emerging Markets Investable Market Index.  For comparison purposes, as of November 30, 2015, the CCA Core Return Fund holdings consisted of approximately 50% global bonds and 50% global equities.3

The Fund underperformed its blended benchmark by 0.6%.  Given the Fund’s limited operating history and low total asset level, CCA chose to rely on exchange-traded funds (ETFs) to access certain asset classes, specifically non-USD denominated fixed income and small capitalization foreign equities, which increased cost and led to a lag in performance.  The Fund also incurred annual operating expenses of 0.9%, which is the contractually agreed limit on annual fund expenses charged to the investor.4

Excluding Fund operating expenses and management fees, the Fund outperformed its blended benchmark by approximately 0.30% for the twelve months ended November 30, 2015.5  CCA expects that the Fund’s performance relative to its blended benchmark will deviate from year to year.  However, over the long-term, the Fund seeks to perform in-line with its blended benchmark, excluding expenses and fees.

CCA Aggressive Return Fund

The CCA Aggressive Return Fund Institutional Class returned -13.9% for the twelve months ended November 30, 2015, compared to -2.5% for the MSCI All Country World Index and -4.3% for the Barclays Global Aggregate Bond Index for the same period.

The CCA Aggressive Return Fund attempts to capture the performance of the 10% of the world’s assets that provide the highest risk/return, as determined by the Fund’s sub-adviser, CCA.  To determine which securities have the highest risk/return, CCA periodically scores and ranks the world’s assets and modifies the Fund’s holdings accordingly.  As a result, it is difficult to provide an accurate “static” benchmark for the CCA Aggressive Return Fund.  However, based on historical testing of world asset prices, CCA currently uses a blended benchmark of global equity indices to track the performance of the CCA Aggressive Return Fund.  For the twelve months ended November 30, 2015, the blended benchmark returned -4.0%.  The blended benchmark consists of 35% MSCI USA Investable Market Index, 40% MSCI EAFE Investable Market Index, and 25% MSCI Emerging Markets Investable Market Index.  For comparison purposes, as of November 30, 2015, the CCA Aggressive Return Fund holdings consisted of approximately 82% U.S. equities and 18% foreign equities.6

The Fund underperformed its blended benchmark by 9.9%.  The underperformance was driven primarily by increased volatility in higher risk/return securities which led to a significant difference in asset allocation between the Fund and its blended benchmark for most of the year.  For the first four months of the year, the Fund was overweight U.S. equity securities and underweight foreign equity securities relative to the blended benchmark.  For two months of the remaining part of the year, the Fund held 100% fixed income securities, which is not an asset class included in the Fund’s blended benchmark.  The Fund incurred annual operating expenses of 0.9%, which is the contractually agreed limit on annual fund expenses charged to the Fund.7

3Asset class allocation excludes cash holdings.

4CCFA has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2016, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) will not exceed 0.90% of the average daily net assets attributable to the Institutional Class, Investor Class, and Load Class shares, respectively.

5Returns calculated using the 2015 Core Return Fund blended benchmark performance of -4.5% and deducting annual capped operating expenses of 0.9%.

6Asset class allocation excludes cash holdings.

7CCFA has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2016, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) will not exceed 0.90% of the average daily net assets attributable to the Institutional Class, Investor Class, and Load Class shares, respectively.

Excluding Fund operating expenses and management fees, the Fund underperformed its blended benchmark by approximately 9.0% for the twelve months ended November 30, 2015.8  CCA expects that the Fund’s performance relative to its blended benchmark will deviate from year to year, which the Fund experienced in 2015.  Unlike the CCA Core Return Fund holdings, which should consist of approximately 40-60% global bonds and 40-60% global equities, the CCA Aggressive Return Fund holdings will likely vary significantly over time.  As a result, it is difficult to provide a “static” benchmark that will consistently approximate the performance of the Fund.  However, CCA will periodically revisit the Fund’s blended benchmark and the underlying index proportions and adjust accordingly to provide the investor with the most accurate benchmark possible.

8Returns calculated using the 2015 Aggressive Return Fund blended benchmark performance of -13.9% and deducting annual capped operating expenses of 0.9%.

CCA CORE RETURN FUND

PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2015 (UNAUDITED)

ANNUALIZED TOTAL RETURNS

FOR THE PERIODS ENDED NOVEMBER 30, 2015

FUND/INDEX	ONE YEAR	SINCE INCEPTION	VALUE
CCA Core Return Fund – Institutional Class	-4.46%	0.96%	$ 10,284
CCA Core Return Fund – Investor Class	-4.64%	0.68%	$ 10,202
CCA Core Return Fund – Load Class (with load)	-9.65%	-7.28%	$ 8,911
CCA Core Return Fund – Load Class (without load)	-4.67%	-3.97%	$ 9,402
MSCI USA IMI Index	2.05%	15.48%	$ 15,243
MSCI EAFE IMI Index	-1.57%	6.18%	$ 11,921
MSCI Emerging Markets IMI Index	-16.04%	-5.37%	$ 8,507
MSCI All Country World Index	-2.49%	8.66%	$ 12,755
Barclays Global Aggregate Bond Index	-4.33%	-1.96%	$ 9,436
Blended Benchmark	-3.93%	1.90%	$ 10,567

CCA Core Return Fund - Institutional Class
CCA Core Return Fund - Investor Class
MSCI USA IMI Index
MSCI EAFE IMI Index
MSCI Emerging Markets IMI Index
Barclays Global Aggregate Bond Index
Blended Benchmark
MSCI All Country World Index
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
Dec-12
Dec-12
Jan-13
Feb-13
Mar-13
Apr-13
May-13
Jun-13
Jul-13
Aug-13
Sep-13
Oct-13
Nov-13
Dec-13
Jan-14
Feb-14
Mar-14
Apr-14
May-14
Jun-14
Jul-14
Aug-14
Sep-14
Oct-14
Nov-14
Dec-14
Jan-15
Feb-15
Mar-15
Apr-15
May-15
Jun-15
Jul-15
Aug-15
Sep-15
Oct-15
Nov-15

Since inception returns assumes inception date of December 26, 2012 for the Institutional Class shares and the Investor Class shares.  The Load Class shares commenced investment operations on May 23, 2014.

This chart assumes an initial investment of $10,000 made on the closing of December 26, 2012. Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund imposes a 2.00% redemption fee on shares redeemed within 60 days.

The Load Class shares offering price includes a maximum 5.25% front-end sales charge.  The graph above does not include the Load Class shares.  Please refer to the Prospectus for further information about the Load Class shares.

MSCI USA IMI Index – A proxy for the Total U.S. Equity Market, the MSCI USA Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the U.S. market. Investors cannot invest directly in an Index.

MSCI EAFE IMI Index – A proxy for the Total Developed Equity Market excluding North America, the MSCI EAFE Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the developed markets, excluding North America.

MSCI Emerging Markets IMI Index – A proxy for the Total Emerging Equity Market, the MSCI Emerging Markets Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the emerging markets.

MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Barclays Global Aggregate Bond Index – A proxy for the Total Global Investment Grade Bond Market, the Barclays Global Aggregate Bond Index is designed to measure the performance of the global investment grade bond markets.

The blended benchmark consists of 16% MSCI USA Investable Market Index, 18% MSCI EAFE Investable Market Index, 11% MSCI Emerging Markets Investable Market Index and 55% Barclays Global Aggregate Bond Index.

CCA AGGRESSIVE RETURN FUND

PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2015 (UNAUDITED)

ANNUALIZED TOTAL RETURNS

FOR THE PERIODS ENDED NOVEMBER 30, 2015

FUND/INDEX	ONE YEAR	SINCE INCEPTION	VALUE
CCA Aggressive Return Fund – Institutional Class	-13.92%	1.45%	$ 10,430
CCA Aggressive Return Fund – Investor Class	-14.13%	1.20%	$ 10,356
CCA Aggressive Return Fund – Load Class (with load)	-18.62%	-10.80%	$ 8,400
CCA Aggressive Return Fund – Load Class (without load)	-14.10%	-7.59%	$ 8,866
MSCI USA IMI Index	2.05%	15.48%	$ 15,243
MSCI EAFE IMI Index	-1.57%	6.18%	$ 11,921
MSCI Emerging Markets IMI Index	-16.04%	-5.37%	$ 8,507
MSCI All Country World Index	-2.49%	8.66%	$ 12,755
Barclays Global Aggregate Bond Index	-4.33%	-1.96%	$ 9,436
Blended Benchmark	-4.01%	6.41%	$ 11,995

CCA Aggressive Return Fund - Institutional Class
CCA Aggressive Return Fund - Investor Class
MSCI USA IMI Index
MSCI EAFE IMI Index
MSCI Emerging Markets IMI Index
Blended Benchmark
MSCI All Country World Index
Barclays Global Aggregate Bond Index
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
Dec-12
Dec-12
Jan-13
Feb-13
Mar-13
Apr-13
May-13
Jun-13
Jul-13
Aug-13
Sep-13
Oct-13
Nov-13
Dec-13
Jan-14
Feb-14
Mar-14
Apr-14
May-14
Jun-14
Jul-14
Aug-14
Sep-14
Oct-14
Nov-14
Dec-14
Jan-15
Feb-15
Mar-15
Apr-15
May-15
Jun-15
Jul-15
Aug-15
Sep-15
Oct-15
Nov-15

Since inception returns assumes inception date of December 26, 2012 for the Institutional Class shares and the Investor Class shares.  The Load Class shares commenced investment operations on May 23, 2014.

This chart assumes an initial investment of $10,000 made on the closing of December 26, 2012. Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund imposes a 2.00% redemption fee on shares redeemed within 60 days.

The Load Class shares offering price includes a maximum 5.25% front-end sales charge.  The graph above does not include the Load Class shares.  Please refer to the Prospectus for further information about the Load Class shares.

MSCI USA IMI Index – A proxy for the Total U.S. Equity Market, the MSCI USA Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the U.S. market. Investors cannot invest directly in an index.

MSCI EAFE IMI Index – A proxy for the Total Developed Equity Market excluding North America, the MSCI EAFE Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the developed markets, excluding North America.

MSCI Emerging Markets IMI Index – A proxy for the Total Emerging Equity Market, the MSCI Emerging Markets Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the emerging markets.

MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Barclays Global Aggregate Bond Index – A proxy for the Total Global Investment Grade Bond Market, the Barclays Global Aggregate Bond Index is designed to measure the performance of the global investment grade bond markets.

The blended benchmark consists of 35% MSCI USA Investable Market Index, 40% MSCI EAFE Investable Market Index and 25% MSCI Emerging Markets Investable Market Index.

CCA CORE RETURN FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Money Market Fund
1%
Real Estate Investment Trusts
1%
Consumer Discretionary
6%
Consumer Staples
4%
Energy
4%
Exchange Traded Funds
49%
Financials
11%
Health Care
4%
Industrials
5%
Information Technology
6%
Materials
2%
Telecommunications Services
2%
U.S. Treasury Notes
3%
Utilities
2%

The Fund's total annual operating expenses before fee waivers, per the April 1, 2015 prospectus, were 2.82%, 16.91%, and 2.63% for Institutional Class, Investor Class, and Load Class shares, respectively. After fee waivers, the Fund's total annual operating expenses were 1.10%, 1.35%, and 1.35% for Institutional Class, Investor Class, and Load Class shares, respectively. Load Class shares are subject to a maximum sales charge imposed on purchases of 5.25%.

CCA AGGRESSIVE RETURN FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

The Fund's total annual operating expenses before fee waivers, per the April 1, 2015 prospectus, were 2.11%, 24.95%, and 2.04% for Institutional Class, Investor Class, and Load Class shares, respectively. After fee waivers, the Fund's total annual operating expenses were 1.02%, 1.27%, and 1.27% for Institutional Class, Investor Class, and Load Class shares, respectively. Load Class shares are subject to a maximum sales charge imposed on purchases of 5.25%.

CCA Core Return Fund

		Schedule of Investments
		November 30, 2015

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
255	Airbus Group SE ADR	$ 4,595
37	General Dynamics Corp.	5,419
41	Huntington Ingalls Industries, Inc.	5,368
19	Orbital ATK, Inc.	1,632
42	Raytheon Co.	5,209
260	Rolls-Royce Holdings PLC ADR	2,374
309	Safran SA ADR	5,627
32	Teledyne Technologies, Inc. *	2,960
71	The Boeing Co.	10,327
25	TransDigm Group, Inc. *	5,866
56	United Technologies Corp.	5,379
114	Woodward, Inc.	5,749
142	Zodiac Aerospace	3,846
		64,351	0.59%

Apparel & Textile Products
92	Adidas AG ADR	4,445
29	Christian Dior SE	5,308
612	Cie Financiere Richemont SA ADR	4,547
67	Deckers Outdoor Corp. *	3,279
176	Hanesbrands, Inc.	5,398
16	Hermes International	5,634
109	Kate Spade & Co. *	2,184
250	Kering ADR	4,328
145	LVMH Moet Hennessy Louis Vuitton SE ADR	4,813
30	LVMH Moet Hennessy Louis Vuitton SE	5,033
56	Michael Kors Holdings Ltd. *	2,409
53	NIKE, Inc.	7,011
		54,389	0.50%

Asset Management
24	Ameriprise Financial, Inc.	2,711
10	BlackRock, Inc.	3,637
205	Federated Investors, Inc.	6,421
285	GAM Holding AG	4,944
58	Groupe Bruxelles Lambert SA	4,766
75	Invesco Ltd.	2,527
57	Legg Mason, Inc.	2,530
1,971	Man Group PLC	4,843
22	Partners Group Holding AG	7,943
43	Sofina SA	4,589
99	The Charles Schwab Corp.	3,337
540	UBS Group AG	10,365
		58,613	0.54%

Automotive
282	Bayerische Motoren Werke AG ADR	10,245
72	Bridgestone Corp.	2,561
35	Continental AG	8,436
108	Continental AG ADR	5,174
146	Daimler AG	13,045
59	Daimler AG ADR	5,281
104	Denso Corp. ADR	2,487
233	Ford Motor Co.	3,339
421	Ford Otomotiv Sanayi AS	4,725
87	Fuji Heavy Industries Ltd.	3,594
400	Futaba Industrial Co Ltd.	1,705
152	General Motors Co.	5,502
73	Honda Motor Co Ltd. ADR	2,386
191	Magna International, Inc. Class A	8,679
200	Mitsubishi Motors Corp.	1,780
125	Nissan Motor Co Ltd. ADR	2,710
66	Renault SA	6,661
177	Tata Motors Ltd. ADR *	5,588
114	Toyota Motor Corp. ADR	14,184
120	Volkswagen AG ADR	3,572
95	Volkswagen AG PFD ADR	2,625
		114,279	1.05%

Banking
378	Agricultural Bank of China Ltd. ADR	3,625
746	Akbank TAS ADR	3,499
188	Australia & New Zealand Banking Group Ltd. ADR	3,705
896	Banco Bilbao Vizcaya Argentaria SA ADR	7,410
632	Banco Bradesco SA ADR	3,388
1	Banco de Chile ADR	60
655	Banco do Brasil SA ADR	2,718
3,698	Banco Espirito Santo SA *	0
753	Banco Santander Brasil SA ADR	2,846
1,130	Banco Santander SA ADR	6,102
719	Banco Santander SA	3,926
6,000	Bank Central Asia Tbk PT	5,353
666	Bank Mandiri Persero Tbk PT ADR	4,163
643	Bank of America Corp.	11,208
1,646	Bank of China Ltd. ADR	18,336
7,000	Bank of Communications Co Ltd.	4,875
84	Bank of Hawaii Corp.	5,812
62	Bank of Montreal	3,574
146	Bank of Nova Scotia/The	6,650
322	Bank Rakyat Indonesia Persero Tbk PT ADR	5,210
11	Banque Cantonale Vaudoise	6,655
674	Barclays PLC ADR	9,065
320	BNP Paribas SA ADR	9,478
80	BOC Hong Kong Holdings Ltd. ADR	4,934
40	BOK Financial Corp.	2,754
939	CaixaBank SA	3,440
55	Canadian Imperial Bank of Commerce	4,136
2,686	China Construction Bank Corp. ADR	37,013
32,440	China Construction Bank Corp. Class H	22,300
2,300	CIMB Group Holdings Bhd	2,428
5,000	CITIC Ltd.	8,770
185	Citigroup, Inc.	10,007
210	Commonwealth Bank of Australia	12,050
76	Commonwealth Bank of Australia ADR	4,389
838	Credit Agricole SA ADR	5,028
63	Cullen/Frost Bankers, Inc.	4,397
4,000	Dah Sing Banking Group Ltd.	7,800
228	Danske Bank A/S	6,119
86	DBS Group Holdings Ltd.	4,024
173	Deutsche Bank AG	4,444
28	DNB ASA ADR	3,640
148	Fifth Third Bancorp	3,059
1,313	FirstRand Ltd.	4,271
378	FNB Corp/PA	5,489
1,723	Grupo Financiero Inbursa SAB de CV	3,295
150	HDFC Bank Ltd. ADR	8,718
339	HSBC Holdings PLC ADR	13,526
79	IBERIABANK Corp.	5,006
929	ICICI Bank Ltd. ADR	7,720
1,026	Industrial & Commercial Bank of China Ltd. ADR	12,425
371	ING Groep NV ADR	5,098
271	Intesa Sanpaolo SpA ADR	5,588
1,443	Itau Unibanco Holding SA ADR	10,216
230	JPMorgan Chase & Co.	15,336
152	KB Financial Group, Inc. ADR	4,593
129	KBC Groep NV	7,702
354	KeyCorp	4,641
4,151	Lloyds Banking Group PLC	4,560
1,070	Lloyds Banking Group PLC ADR	4,740
118	Macquarie Group Ltd.	6,940
810	Malayan Banking Bhd ADR	3,143
494	Mediobanca SpA	4,735
900	Mitsubishi UFJ Financial Group, Inc. ADR	5,814
899	Mitsubishi UFJ Financial Group, Inc.	5,767
2,620	Mizuho Financial Group, Inc.	5,287
646	National Australia Bank Ltd. ADR	6,835
100	National Bank of Canada	3,276
422	Nordea Bank AB ADR	4,674
495	Nordea Bank AB	5,450
255	OTP Bank PLC	5,247
89	PrivateBancorp, Inc.	3,926
900	Public Bank Bhd	3,880
996	RMB Holdings Ltd.	4,211
339	Royal Bank of Canada	19,272
418	Royal Bank of Scotland Group PLC ADR *	3,808
1,232	Sberbank of Russia PJSC	1,910
1,662	Sberbank of Russia PJSC ADR	11,152
134	Shinhan Financial Group Co Ltd. ADR	4,837
365	Skandinaviska Enskilda Banken AB	3,879
625	Societe Generale SA ADR	5,981
421	Standard Bank Group Ltd. ADR	3,743
241	Standard Chartered PLC	2,022
63	Sumitomo Mitsui Financial Group, Inc.	2,403
1,208	Sumitomo Mitsui Trust Holdings, Inc. ADR	4,569
973	Sumitomo Mitsui Trust Holdings, Inc.	3,713
618	Svenska Handelsbanken AB ADR	4,116
190	Swedbank AB ADR	4,216
162	TCF Financial Corp.	2,482
1,200	The Bank of East Asia Ltd.	4,287
66	The PNC Financial Services Group Inc.	6,304
800	The Siam Commercial Bank PLC	2,933
330	The Toronto-Dominion Bank	13,471
975	UniCredit SpA	5,723
315	United Overseas Bank Ltd.	4,328
136	US Bancorp	5,969
536	Valley National Bancorp	5,971
319	Wells Fargo & Co.	17,577
307	Westpac Banking Corp. ADR	7,138
		622,303	5.72%

Biotech & Pharmaceutical
109	AbbVie, Inc.	6,338
27	Alexion Pharmaceuticals, Inc. *	4,818
23	Allergan PLC	7,219
29	Amgen, Inc.	4,672
115	Astellas Pharma, Inc. ADR	1,620
220	AstraZeneca PLC ADR	7,491
41	Baxalta, Inc.	1,410
89	Bayer AG ADR	11,815
9	Biogen, Inc. *	2,582
101	Bristol-Myers Squibb Co.	6,768
45	Celgene Corp. *	4,925
78	Chugai Pharmaceutical Co. Ltd.	2,723
152	CSL Ltd. ADR	5,531
127	Dr. Reddys Laboratories Ltd. ADR	5,949
56	Eli Lilly & Co.	4,594
82	Gilead Sciences, Inc.	8,689
196	GlaxoSmithKline PLC ADR	7,940
225	GlaxoSmithKline PLC	4,592
213	Impax Laboratories, Inc. *	9,385
14	Indivior PLC ADR	204
60	Indivior PLC	177
21	Jazz Pharmaceuticals PLC *	3,078
222	Johnson & Johnson	22,475
9	Mallinckrodt PLC *	611
176	Merck & Co, Inc.	9,330
192	Merck KGaA ADR	6,572
160	Novartis AG	13,676
195	Novartis AG ADR	16,622
348	Novo Nordisk A/S ADR	19,130
387	Pfizer, Inc.	12,682
864	Roche Holding AG ADR	28,935
22	Roche Holding AG	5,800
301	Sanofi ADR	13,310
60	Sanofi	5,350
160	Seattle Genetics, Inc. *	6,717
105	Takeda Pharmaceutical Co Ltd. ADR	2,566
309	Teva Pharmaceutical Industries Ltd. ADR	19,445
37	United Therapeutics Corp. *	5,647
47	Valeant Pharmaceuticals International, Inc. *	4,228
148	Zoetis, Inc.	6,912
		312,528	2.87%

Chemicals
55	Agrium, Inc.	5,430
203	Air Liquide SA ADR	4,945
22	Air Products & Chemicals, Inc.	3,012
204	Akzo Nobel NV ADR	4,823
110	BASF SE ADR	9,073
959	DuluxGroup Ltd.	4,337
51	EI du Pont de Nemours & Co.	3,434
168	Evonik Industries AG	5,736
83	FMC Corp.	3,567
4	Givaudan SA	7,219
250	Linde AG ADR	4,113
1,000	Mitsui Chemicals, Inc.	4,166
40	Monsanto Co.	3,806
2,600	Petronas Chemicals Group Bhd	4,111
185	Potash Corp of Saskatchewan, Inc.	3,741
40	Praxair, Inc.	4,512
128	Shin-Etsu Chemical Co Ltd. ADR	1,809
172	Sumitomo Chemical Co Ltd. ADR	4,942
1,257	Synthomer PLC	6,086
24	The Chemours Co.	150
73	The Dow Chemical Co.	3,805
15	The Sherwin-Williams Co.	4,141
64	Westlake Chemical Corp.	3,843
100	Yara International ASA ADR	4,613
		105,414	0.97%

Commercial Services
72	CEB, Inc.	5,563
65	Cintas Corp.	5,953
83	Deluxe Corp.	4,868
236	G4S PLC ADR	4,014
162	H&R Block, Inc.	5,944
134	KAR Auction Services, Inc.	5,083
44	ManpowerGroup, Inc.	3,972
683	Michael Page International PLC	5,229
150	Park24 Co Ltd.	3,045
161	RR Donnelley & Sons Co.	2,590
176	Secom Co Ltd. ADR	3,018
270	Sodexo SA ADR	5,338
		54,617	0.50%

Construction Materials
241	Canfor Corp. *	3,779
15	Cemex SAB de CV ADR	95
101	Cie de Saint-Gobain	4,464
238	CRH PLC	6,978
1,863	CSR Ltd.	4,105
309	LafargeHolcim Ltd. ADR	3,316
26	Martin Marietta Materials, Inc.	4,092
89	Owens Corning	4,169
793	Sumitomo Osaka Cement Co Ltd.	3,052
400	The Siam Cement PLC	4,996
176	USG Corp. *	4,238
		43,284	0.40%

Consumer Products
183	Ajinomoto Co, Inc. ADR	4,213
143	Altria Group, Inc.	8,237
5,467	Ambev SA ADR	26,078
207	Anheuser-Busch InBev SA/NV ADR	26,591
59	Archer-Daniels-Midland Co.	2,153
100	Asahi Group Holdings Ltd.	3,134
149	Associated British Foods PLC ADR	8,009
55	Beiersdorf AG	5,118
237	Brasil SA ADR	3,375
48	British American Tobacco PLC ADR	5,556
85	British American Tobacco PLC	4,950
33	Brown-Forman Corp. Class B	3,384
1	Chocoladefabriken Lindt & Spruengli AG	6,030
244	Coca-Cola Amatil Ltd. ADR	1,596
234	Coca-Cola Co/The	9,973
111	Coca-Cola Enterprises, Inc.	5,583
42	Coca-Cola Femsa SAB de CV	3,237
43	Colgate-Palmolive Co.	2,824
355	Danone SA ADR	4,963
83	Diageo PLC ADR	9,508
33	Edgewell Personal Care Co.	2,657
33	Energizer Holdings, Inc.	1,116
47	General Mills, Inc.	2,715
134	Heineken NV ADR	5,942
66	Henkel AG & Co KGaA	6,346
152	Hormel Foods Corp.	11,388
69	Imperial Tobacco Group PLC ADR	7,440
113	Ito En Ltd.	2,582
128	Japan Tobacco, Inc.	4,584
710	JBS SA ADR	4,544
75	Kao Corp. ADR	3,861
28	Kimberly-Clark Corp.	3,336
305	Loreal SA ADR	10,803
103	Mondelez International, Inc.	4,497
288	Nestle SA ADR	21,295
142	Nestle SA	10,537
68	PepsiCo, Inc.	6,811
215	Pernod Ricard SA ADR	4,896
115	Philip Morris International, Inc.	10,050
60	Reckitt Benckiser Group PLC	5,628
360	Reckitt Benckiser Group PLC ADR	6,829
109	Reynolds American, Inc.	5,041
100	Riken Vitamin Co Ltd.	3,134
90	SABMiller PLC	5,463
99	SABMiller PLC ADR	6,019
51	The Kraft Heinz Co.	3,758
165	The Procter & Gamble Co.	12,349
129	Unicharm Corp.	2,719
255	Unilever NV ADR	11,154
125	Unilever PLC ADR	5,356
111	Unilever PLC	4,736
2,000	Yeo Hiap Seng Ltd.	1,956
		344,054	3.16%

Consumer Services
187	Apollo Education Group, Inc. *	1,320
5	Graham Holdings Co.	2,706
		4,026	0.04%

Containers & Packaging
49	3M Co.	7,672
80	AptarGroup, Inc.	5,958
146	Berry Plastics Group, Inc. *	5,309
77	Crown Holdings, Inc. *	3,997
139	Huhtamaki OYJ	5,038
116	International Paper Co.	4,852
97	Viscofan SA	5,929
84	WestRock Co.	4,253
		43,008	0.40%

Design, Manufacturing & Distribution
68	Anixter International, Inc. *	4,635
61	Avnet, Inc.	2,765
133	Jabil Circuit, Inc.	3,403
		10,803	0.10%

Distributors - Consumer Staples
33	Bunge Ltd.	2,198
41	Marubeni Corp. ADR	2,273
120	Mitsubishi Corp.	2,019
80	Sysco Corp.	3,288
		9,778	0.09%

Distributors - Discretionary
200	Canon Marketing Japan, Inc.	3,162
61	Genuine Parts Co.	5,528
198	Ingram Micro, Inc. Class A	6,124
198	LKQ Corp. *	5,839
1,900	Sime Darby Bhd	3,526
2	Veritiv Corp. *	79
		24,258	0.22%

Electrical Equipment
220	ABB Ltd.	4,171
96	AMETEK, Inc.	5,420
25	Daikin Industries Ltd. ADR	3,525
79	Eaton Corp PLC	4,595
48	Emerson Electric Co.	2,400
315	General Electric Co.	9,431
33	Hitachi Ltd.	1,949
60	Honeywell International, Inc.	6,237
42	Keysight Technologies, Inc. *	1,294
118	Kone OYJ	5,036
52	Littelfuse, Inc.	5,645
78	Mitsubishi Electric Corp. ADR	1,728
500	Mitsubishi Heavy Industries Ltd.	2,558
300	Miura Co Ltd.	4,032
28	Rockwell Automation, Inc.	2,980
400	Schneider Electric SE ADR	5,040
101	Siemens AG ADR	10,519
7	SMC Corp.	1,854
118	TE Connectivity Ltd.	7,917
187	Toshiba Corp.	2,725
110	Tyco International PLC	3,884
		92,940	0.85%

Engineering & Construction Services
252	Abertis Infraestructuras SA	3,902
24,200	Italian-Thai Develop PLC *	5,735
1,941	OHL Mexico SAB de CV *	2,317
280	Vinci SA ADR	4,547
		16,501	0.15%

Forest & Paper Products
844	Hokuetsu Kishu Paper Co Ltd.	5,558
400	Sumitomo Forestry Co Ltd.	5,385
		10,943	0.10%

Gaming, Lodging & Restaurants
7	Chipotle Mexican Grill, Inc. *	4,057
36	Cracker Barrel Old Country Store, Inc.	4,533
65	Dunkin Brands Group, Inc.	2,757
655	Galaxy Entertainment Group Ltd.	1,926
370	Greene King PLC	4,735
92	Las Vegas Sands Corp.	4,054
42	Marriott International Inc.	2,978
49	McDonalds Corp.	5,594
129	Melco Crown Entertainment Ltd. ADR	2,096
3,063	Melco International Development Ltd.	4,195
44	Royal Caribbean Cruises Ltd.	4,075
2,000	SJM Holdings Ltd.	1,468
200	St Marc Holdings Co Ltd.	5,725
130	Starbucks Corp.	7,981
62	Starwood Hotels & Resorts Worldwide, Inc.	4,454
37	Whitbread PLC	2,534
33	Yum! Brands, Inc.	2,393
		65,555	0.60%

Hardware
290	Apple, Inc.	34,307
76	Canon, Inc. ADR	2,297
312	Cisco Systems, Inc.	8,502
294	Corning, Inc.	5,507
188	EMC Corp.	4,764
78	FUJIFILM Holdings Corp.	3,158
83	Garmin Ltd.	3,142
277	HP, Inc.	3,474
58	Kyocera Corp. ADR	2,681
187	Lenovo Group Ltd. ADR	4,021
430	LG Display Co Ltd. ADR	4,653
77	Motorola Solutions, Inc.	5,527
592	Nokia OYJ ADR	4,268
170	Panasonic Corp. ADR	1,915
272	Radware Ltd. *	4,472
250	Ricoh Co Ltd. ADR	2,585
101	Seagate Technology PLC	3,630
132	Sony Corp. ADR	3,421
81	ViaSat, Inc. *	5,020
53	Western Digital Corp.	3,308
		110,652	1.02%

Health Care Facilities & Services
27	Aetna, Inc.	2,774
25	Anthem, Inc.	3,260
40	Cardinal Health, Inc.	3,474
26	Community Health Systems, Inc. *	752
44	DaVita HealthCare Partners, Inc. *	3,214
43	Express Scripts Holding Co. Class C *	3,676
34	Humana, Inc.	5,734
67	UnitedHealth Group, Inc.	7,552
163	VCA, Inc. *	8,970
37	WellCare Health Plans, Inc. *	3,052
		42,458	0.39%

Home & Office Products
115	Daiwa House Industry Co Ltd.	3,202
127	Newell Rubbermaid, Inc.	5,672
4	NVR, Inc. *	6,730
25	Whirlpool Corp.	4,063
		19,667	0.18%

Industrial Services
217	Rexel SA	2,973
41	Watsco, Inc. Class A	5,212
		8,185	0.08%

Institutional Financial Services
37	CME Group Inc.	3,613
168	Credit Suisse Group AG ADR	3,704
301	Daiwa Securities Group, Inc.	1,946
308	Hong Kong Exchanges and Clearing Ltd. ADR	7,922
20	Intercontinental Exchange, Inc.	5,197
109	Morgan Stanley	3,739
310	Nomura Holdings, Inc. ADR	1,832
77	Northern Trust Corp.	5,770
27	The Goldman Sachs Group Inc.	5,131
131	TMX Group Ltd.	4,567
		43,421	0.40%

Insurance
71	ACE Ltd.	8,154
623	Aegon NV	3,800
87	Aflac, Inc.	5,676
250	AIA Group Ltd. ADR	6,030
11	Alleghany Corp. *	5,603
620	Allianz SE ADR	10,980
118	Allied World Assurance Co Holdings AG	4,286
55	American Financial Group Inc.	4,070
102	American International Group, Inc.	6,485
629	Amlin PLC	6,246
61	Aon PLC	5,779
84	Assurant, Inc.	7,184
290	Aviva PLC ADR	4,469
448	AXA SA ADR	12,096
451	BB Seguridade Participacoes SA ADR	3,058
69	Berkshire Hathaway, Inc. Class B *	9,252
354	China Life Insurance Co Ltd. ADR	6,195
98	Cincinnati Financial Corp.	5,989
285	CNO Financial Group, Inc.	5,766
284	Delta Lloyd NV	2,045
57	Euler Hermes Group	5,111
28	Everest Re Group Ltd.	5,164
178	Genworth Financial, Inc. Class A *	899
160	Grupo Catalana Occidente SA	5,005
84	Intact Financial Corp.	5,596
49	Lincoln National Corp.	2,695
116	Loews Corp.	4,395
260	Manulife Financial Corp.	4,282
5	Markel Corp. *	4,526
92	Marsh & McLennan Cos, Inc.	5,088
81	MS&AD Insurance Group Holdings, Inc.	2,284
260	Muenchener Rueckversicherungs ADR	5,239
1,700	New China Life Insurance Co Ltd.	7,038
1,820	Old Mutual PLC	5,727
540	Ping An Insurance Group Co of China Ltd. ADR	5,940
91	Power Corp of Canada	2,116
165	Power Financial Corp.	4,171
57	Principal Financial Group, Inc.	2,933
33	Prudential Financial, Inc.	2,856
165	Prudential PLC ADR	7,658
189	Radian Group, Inc.	2,693
218	Sampo Oyj ADR	5,404
315	Sanlam Ltd. ADR	2,655
1,022	SCOR SE ADR	4,037
108	Selective Insurance Group, Inc.	3,727
629	Standard Life PLC	3,944
48	The Travelers Cos Inc.	5,499
87	Tokio Marine Holdings, Inc. ADR	3,199
46	Torchmark Corp.	2,789
255	Tryg A/S	4,966
96	Vienna Insurance Group AG	2,689
8	White Mountains Insurance Group Ltd.	6,464
83	WR Berkley Corp.	4,620
170	Zurich Insurance Group AG ADR	4,464
		269,036	2.47%

Iron & Steel
590	Anglo American PLC ADR	1,769
84	BHP Billiton Ltd. ADR	2,241
216	BHP Billiton PLC ADR	5,238
289	Cliffs Natural Resources, Inc. *	647
129	Commercial Metals Co.	1,908
1,106	Fortescue Metals Group Ltd.	1,566
8	Mitsui & Co Ltd. ADR	1,954
15	Nippon Steel & Sumitomo Metal Corp.	301
906	Outokumpu OYJ *	2,813
100	POSCO ADR	3,641
96	Rio Tinto Ltd.	3,184
98	Rio Tinto PLC	3,259
228	Steel Dynamics, Inc.	3,965
117	Tenaris SA ADR	3,056
197	ThyssenKrupp AG	4,165
822	Vale SA ADR	2,770
		42,477	0.39%

Leisure Products
62	Brunswick Corp.	3,263
31	Shimano, Inc.	4,599
83	Thor Industries, Inc.	4,807
38	Vista Outdoor, Inc. *	1,674
		14,343	0.13%

Machinery
175	Atlas Copco AB ADR	4,702
100	Azbil Corp.	2,521
29	Caterpillar, Inc.	2,107
105	Curtiss-Wright Corp.	7,393
70	FANUC Corp. ADR	2,083
53	Illinois Tool Works, Inc.	4,981
119	Joy Global, Inc.	1,827
221	Komatsu Ltd.	3,654
153	Kubota Corp.	2,551
183	Metso OYJ	4,544
68	Omron Corp.	2,499
103	Oshkosh Corp.	4,518
388	Sandvik AB ADR	4,012
220	Smiths Group PLC ADR	3,450
250	Star Micronics Co Ltd.	3,386
88	Xylem Inc.	3,284
200	Yaskawa Electric Corp.	2,639
		60,151	0.55%

Manufactured Goods
500	Daido Steel Co Ltd.	2,111
191	SKF AB ADR	3,327
20,000	Tiangong International Co Ltd.	1,754
271	Trelleborg AB	5,304
		12,496	0.11%

Media
17	Alphabet, Inc. Class C	12,624
17	Alphabet, Inc. Class A *	12,968
78	Baidu, Inc. ADR *	17,002
5	Cable One, Inc.	2,231
55	CBS Corp. Class B	2,776
119	Comcast Corp. Class A	7,242
443	Daily Mail & General Trust PLC	4,769
110	Facebook, Inc. Class A *	11,466
58	Gannett Co, Inc.	991
173	Grupo Televisa SAB ADR	4,879
570	Havas SA	4,807
166	Lagardere SCA	4,899
113	Liberty Global PLC Class C *	4,633
5	Liberty Lilac Group Class C *	196
14	LinkedIn Corp. Class A *	3,404
128	Naspers Ltd. ADR	19,226
255	Pearson PLC ADR	3,144
392	ProSiebenSat.1 Media SE ADR	5,116
400	RTL Group SA ADR	3,517
98	Sky PLC ADR	6,575
713	Technicolor SA	5,348
116	TEGNA, Inc.	3,277
250	The Interpublic Group of Cos Inc.	5,750
7	The Priceline Group, Inc. *	8,742
78	The Walt Disney Co.	8,851
32	Time Warner Cable, Inc.	5,913
47	Time Warner, Inc.	3,289
10	Time, Inc.	166
87	Twenty-First Century Fox, Inc.	2,567
41	Viacom, Inc. Class B	2,041
199	Vivendi SA ADR	4,159
48	WPP PLC ADR	5,543
225	Yahoo Japan Corp. ADR	1,852
77	Yahoo!, Inc. *	2,603
50	Zillow Group, Inc. Class C *	1,233
25	Zillow Group, Inc. Class A *	651
		194,450	1.79%

Medical Equipment & Devices
139	Abbott Laboratories	6,244
76	Alere, Inc. *	3,137
41	Baxter International, Inc.	1,544
88	Cepheid *	3,163
202	Cochlear Ltd. ADR	6,888
53	Danaher Corp.	5,109
93	Essilor International SA ADR	6,068
3	Halyard Health, Inc. *	96
98	Hill-Rom Holdings, Inc.	4,989
167	Koninklijke Philips NV ADR	4,547
196	Medtronic PLC	14,767
69	Olympus Corp. ADR	2,758
167	Smith & Nephew PLC ADR	5,661
68	St Jude Medical, Inc.	4,291
28	Straumann Holding AG	8,286
29	Stryker Corp.	2,797
150	Takara Bio, Inc.	1,600
31	Teleflex, Inc.	4,083
215	Terumo Corp.	6,861
37	Thermo Fisher Scientific, Inc.	5,121
		98,010	0.90%

Metals & Mining
196	Antofagasta PLC ADR	2,983
862	Glencore PLC ADR	2,465
1,501	Grupo Mexico SAB de CV	3,285
310	MMC Norilsk Nickel PJSC ADR	4,170
20,000	MMG Ltd.	4,153
84	Newmont Mining Corp.	1,546
1,572	Novagold Resources, Inc. *	5,879
54	Royal Gold, Inc.	1,941
120	South32 Ltd. ADR *	506
190	Southern Copper Corp.	4,889
315	Teck Resources Ltd.	1,339
2,000	UACJ Corp.	4,807
390	Vedanta Ltd. ADR	2,184
		40,147	0.37%

Oil, Gas & Coal
30	Anadarko Petroleum Corp.	1,797
45	Apache Corp.	2,213
287	BG Group PLC ADR	4,418
314	BP PLC ADR	10,864
22	California Resources Corp.	90
45	Cameron International Corp.	3,073
329	Canadian Natural Resources Ltd.	7,962
280	Canadian Oil Sands Ltd.	1,800
234	Chesapeake Energy Corp.	1,233
129	Chevron Corp.	11,780
59	China Petroleum & Chemical Corp. ADR	3,651
42	Cimarex Energy Co.	4,999
28	CNOOC Ltd. ADR	3,104
552	Cobalt International Energy, Inc. *	4,068
113	Columbia Pipeline Group, Inc.	2,166
86	ConocoPhillips	4,648
48	Continental Resources Inc. *	1,742
43	Devon Energy Corp.	1,978
756	Ecopetrol SA ADR	6,343
112	Enbridge, Inc.	3,970
376	Eni SpA	6,127
278	Ensco PLC Class A	4,759
51	EOG Resources, Inc.	4,255
246	Exxon Mobil Corp.	20,088
4,403	Gazprom PAO ADR	18,143
198	Gibson Energy, Inc.	2,467
65	Halliburton Co.	2,590
39	Helmerich & Payne, Inc.	2,272
76	Hess Corp.	4,484
168	Husky Energy, Inc.	2,263
500	Idemitsu Kosan Co Ltd.	8,274
128	Imperial Oil Ltd.	4,151
930	Inpex Corp.	9,232
202	ITOCHU Corp. ADR	4,923
368	ITOCHU Corp.	4,488
78	Kinder Morgan Inc.	1,838
220	KOC Holding AS ADR	4,466
311	Lukoil PJSC ADR	11,905
56	Marathon Petroleum Corp.	3,271
93	National Oilwell Varco, Inc.	3,473
44	Noble Energy, Inc.	1,613
55	Occidental Petroleum Corp.	4,157
243	Oceaneering International, Inc.	10,629
45	ONEOK, Inc.	1,327
53	Paragon Offshore PLC *	11
169	PBF Energy, Inc.	6,843
45	PetroChina Co Ltd. ADR	3,204
748	Petroleo Brasileiro SA ADR *	3,568
614	Petroleo Brasileiro ADR *	2,376
36	Phillips 66	3,295
67	QEP Resources, Inc.	1,059
207	Repsol SA ADR	2,691
3,642	Rosneft OAO	14,641
162	Rowan Cos Plc	3,293
139	Royal Dutch Shell PLC Class A	3,466
105	Royal Dutch Shell PLC Class A ADR	5,225
68	Royal Dutch Shell PLC Class B ADR	3,396
816	SandRidge Energy, Inc. *	245
138	Sasol Ltd. ADR	3,836
54	Schlumberger Ltd.	4,166
27	SEACOR Holdings, Inc. *	1,533
16	Seventy Seven Energy, Inc. *	18
394	Statoil ASA ADR	6,056
214	Suncor Energy, Inc.	5,906
725	Surgutneftegas OAO	3,538
53	The Williams Cos, Inc.	1,938
45	Tidewater, Inc.	428
314	Total SA ADR	15,527
97	TransCanada Corp.	3,064
64	Valero Energy Corp.	4,599
56	Western Refining, Inc.	2,535
41	Whiting Petroleum Corp. *	677
146	Woodside Petroleum Ltd. ADR	3,193
53	World Fuel Services Corp.	2,310
		335,731	3.08%

Passenger Transportation
55	American Airlines Group, Inc.	2,269
3,000	Cathay Pacific Airways Ltd.	5,293
181	East Japan Railway Co. ADR	2,854
1,184	MTR Corp Ltd.	5,497
		15,913	0.15%

Real Estate
1,000	CapitaLand Ltd.	2,140
3,400	Central Pattana PLC	4,384
14,309	China Jinmao Holdings Group Ltd.	4,337
8,712	Evergrande Real Estate Group Ltd.	6,865
8,000	Goldin Properties Holdings Ltd. *	6,294
913	Henderson Land Development Co Ltd. ADR	5,624
83	Mitsubishi Estate Co Ltd. ADR	1,750
60	Mitsui Fudosan Co Ltd.	1,512
42	Morguard Corp.	4,518
100	Nomura Real Estate Holdings, Inc.	1,958
514	Savills PLC	6,949
8,900	TICON Industrial Connection PCL	2,903
141	Tokyo Tatemono Co Ltd.	1,693
		50,927	0.47%

Recreation Facilities & Services
75	Cinemark Holdings, Inc.	2,603
3,000	MiraMar Hotel & Investment	5,138
129	Regal Entertainment Group Class A	2,419
66	Six Flags Entertainment Corp.	3,425
		13,585	0.12%

Renewable Energy
120,000	FDG Electric Vehicles Ltd. *	7,738	0.07%

Retail - Consumer Staples
646	CK Hutchison Holdings Ltd. ADR	8,495
38	Costco Wholesale Corp.	6,134
152	CST Brands, Inc.	5,660
82	CVS Health Corp.	7,715
233	J Sainsbury PLC ADR	3,530
559	Jardine Strategic Holdings Ltd. ADR	7,496
100	Loblaw Cos Ltd.	5,050
62	Seven & i Holdings Co Ltd.	2,779
67	Target Corp.	4,858
365	Tesco PLC ADR *	2,767
92	The Kroger Co.	3,465
58	Walgreens Boots Alliance, Inc.	4,874
795	Wal-Mart de Mexico SAB de CV ADR	21,099
167	Wal-Mart Stores, Inc.	9,826
241	Wesfarmers Ltd. ADR	3,347
102	Whole Foods Market, Inc.	2,973
626	Woolworths Holdings Ltd.	4,417
159	Woolworths Ltd.	2,719
		107,204	0.98%

Retail - Discretionary
650	Alibaba Group Holding Ltd. ADR *	54,652
18	Amazon.com, Inc. *	11,966
488	Astra International Tbk PT ADR	4,236
81	AutoNation, Inc. *	5,178
106	Cabelas, Inc. *	4,968
53	Canadian Tire Corp Ltd. Class A	4,963
73	CarMax, Inc. *	4,183
289	Chicos FAS, Inc.	3,468
170	eBay, Inc. *	5,030
135	Hennes & Mauritz AB	5,004
70	Home Depot Inc/The	9,372
175	Industria de Diseno Textil SA	6,298
180	Jardine Matheson Holdings Ltd. ADR	8,946
182	JD.com, Inc. ADR *	5,584
48	Lithia Motors, Inc. Class A	5,964
53	Lowes Cos, Inc.	4,060
49	Macys, Inc.	1,915
755	Marks & Spencer Group PLC	5,712
47	Netflix, Inc. *	5,797
57	Next PLC	6,797
15	OReilly Automotive, Inc. *	3,958
465	Rakuten, Inc.	5,860
241	SM Investments Corp.	4,319
840	Steinhoff International Holdings Ltd.	4,707
77	TJX Cos Inc/The	5,436
723	Truworths International Ltd.	4,727
		193,100	1.77%

Semiconductors
149	Applied Materials, Inc.	2,797
105	ARM Holdings PLC ADR	5,324
72	ASML Holding NV	6,676
508	Infineon Technologies AG ADR	7,468
232	Intel Corp.	8,067
34	IPG Photonics Corp. *	3,100
66	Lam Research Corp.	5,161
81	Micron Technology, Inc. *	1,290
163	QUALCOMM, Inc.	7,953
102	Silicon Laboratories, Inc. *	5,519
1,658	Taiwan Semiconductor Manufacturing Co Ltd. ADR	37,736
93	Texas Instruments, Inc.	5,405
83	Tokyo Electron Ltd.	5,525
2,500	United Microelectronics Corp. ADR	4,625
116	Xilinx, Inc.	5,764
		112,410	1.03%

Software
10	CDK Global, Inc.	474
81	Check Point Software Technologies Ltd. *	7,071
73	Citrix Systems, Inc. *	5,597
86	Dassault Systemes ADR	6,841
200	DeNA Co Ltd.	3,147
91	Manhattan Associates, Inc. *	6,971
206	Mentor Graphics Corp.	3,858
572	Microsoft Corp.	31,088
35	NetEase, Inc. ADR	5,833
260	Oracle Corp.	10,132
47	Salesforce.com, Inc. *	3,745
140	SAP SE ADR	11,060
67	ServiceNow, Inc. *	5,830
76	SolarWinds, Inc. *	4,441
64	SS&C Technologies Holdings, Inc.	4,602
200	Take-Two Interactive Software, Inc. *	7,074
3,336	Tencent Holdings Ltd. ADR	66,553
500	Tencent Holdings Ltd.	9,950
39	Tyler Technologies, Inc. *	6,959
		201,226	1.85%

Specialty Finance
77	American Express Co.	5,516
300	Century Tokyo Leasing Corp.	10,329
177	Cielo SA ADR	1,586
91	Discover Financial Services	5,165
36	FleetCor Technologies, Inc. *	5,534
54	MasterCard, Inc.	5,288
69	ORIX Corp. ADR	4,985
170	PayPal Holdings, Inc. *	5,994
100	PRA Group, Inc. *	4,131
69	Visa, Inc.	5,452
		53,980	0.50%

Technology Services
30	Automatic Data Processing, Inc.	2,588
84	Cognizant Technology Solutions Corp. Class A *	5,425
48	Computer Sciences Corp.	1,504
48	CSRA, Inc.	1,512
292	Experian PLC ADR	5,437
277	Hewlett Packard Enterprise Co. *	4,116
40	IHS, Inc. Class A *	4,932
344	Infosys Ltd. ADR	5,738
63	International Business Machines Corp.	8,783
88	Nomura Research Institute Ltd.	3,326
415	RELX NV ADR	7,175
113	Teradata Corp. *	3,380
		53,916	0.50%

Telecommunications
784	Advanced Info Service PCL ADR	4,422
452	America Movil SAB de CV ADR	7,318
380	AT&T, Inc.	12,795
2,300	Axiata Group Bhd	3,307
114	BCE, Inc.	4,909
126	BT Group PLC ADR	9,425
345	China Mobile Ltd. ADR	19,827
678	China Unicom Hong Kong Ltd. ADR	8,441
159	Chunghwa Telecom Co Ltd. ADR	4,834
305	Deutsche Telekom AG	5,626
329	Deutsche Telekom AG ADR	6,040
300	Frontier Communications Corp.	1,497
360	KDDI Corp. ADR	4,457
2,400	Maxis Bhd	3,693
531	MTN Group Ltd.	5,332
113	Nippon Telegraph & Telephone Corp. ADR	4,212
313	NTT DOCOMO, Inc. ADR	5,953
493	Orange SA ADR	8,475
112	Rogers Communications, Inc. Class B	4,312
250	Singapore Telecommunications Ltd. ADR	6,780
207	SK Telecom Co Ltd. ADR	4,612
50	SoftBank Group Corp.	2,654
146	SoftBank Group Corp. ADR	3,869
613	Sprint Corp. *	2,237
100	Swisscom AG ADR	4,914
449	Telecity Group PLC	8,254
414	Telecom Italia SpA *	5,349
684	Telefonica SA ADR	8,393
148	Telekomunikasi Indonesia Persero Tbk PT ADR	6,291
98	Telenor ASA ADR	5,111
324	TeliaSonera AB ADR	3,185
218	Telstra Corp Ltd. ADR	4,207
147	Verizon Communications, Inc.	6,681
835	Vodacom Group Ltd.	8,434
318	Vodafone Group PLC ADR	10,672
200	Vodafone Group PLC	675
		217,193	1.99%

Transportation & Logistics
400	AP Moeller - Maersk A/S ADR	3,030
1,625	Auckland International Airport Ltd.	5,649
1,309	BBA Aviation PLC	3,548
204	Canadian National Railway Co.	12,189
78	CH Robinson Worldwide, Inc.	5,260
93	CSX Corp.	2,644
23	FedEx Corp.	3,646
2,030	International Container Terminal Services, Inc.	3,165
47	Kansas City Southern	4,273
46	Norfolk Southern Corp.	4,373
34	Ryder System, Inc.	2,243
126	Sydney Airport	601
645	TNT Express NV ADR	5,283
36	Union Pacific Corp.	3,022
27	United Parcel Service, Inc. Class B	2,781
		61,707	0.57%

Transportation Equipment
36	Cummins, Inc.	3,613
23	Hino Motors Ltd. ADR	2,807
386	Volvo AB ADR	3,999
52	Wabtec Corp.	4,166
		14,585	0.13%

Utilities
3,933	A2A SpA	5,527
98	AGL Resources, Inc.	6,132
74	Ameren Corp.	3,238
57	American Electric Power Co, Inc.	3,193
62	American Water Works Co, Inc.	3,581
55	Atmos Energy Corp.	3,427
1,598	Centrica PLC	5,247
481	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,323
648	CLP Holdings Ltd.	5,469
53	Consolidated Edison, Inc.	3,294
9	CPFL Energia SA ADR	73
57	Dominion Resources Inc.	3,840
37	DTE Energy Co.	2,978
74	Duke Energy Corp.	5,014
255	E.ON SE ADR	2,420
75	El Paso Electric Co.	2,899
795	Electricite de France SA ADR	2,337
252	Electricite de France SA	3,756
128	Endesa SA	2,648
877	Enel SpA ADR	3,841
310	Enersis SA ADR	3,801
262	Engie SA	4,565
41	Entergy Corp.	2,732
149	Exelon Corp.	4,069
139	FirstEnergy Corp.	4,363
261	Gas Natural SDG SA	5,647
1,979	Hera SpA	5,019
2,200	Hong Kong & China Gas Co Ltd.	4,318
6,000	Huadian Power International Corp Ltd.	3,792
237	Iberdrola SA ADR	6,636
11,340	Keppel Infrastructure Trust	4,098
324	Korea Electric Power Corp. ADR	6,859
91	National Grid PLC	6,320
42	NextEra Energy, Inc.	4,194
113	NiSource, Inc.	2,168
22	ONE Gas, Inc.	1,073
141	PPL Corp.	4,800
114	Public Service Enterprise Group, Inc.	4,457
44	Sempra Energy	4,366
47	Southwest Gas Corp.	2,636
200	SSE PLC ADR	4,334
452	Superior Plus Corp.	3,476
17	Talen Energy Corp. *	132
250	The Kansai Electric Power Co Inc. *	2,801
118	The Southern Co.	5,256
100	UIL Holdings Corp.	5,085
122	Vectren Corp.	5,194
362	Veolia Environnement SA ADR	8,641
89	WGL Holdings, Inc.	5,488
134	Xcel Energy, Inc.	4,778
		202,335	1.86%

Waste & Environmental Services & Equipment
3,593	China Everbright International Ltd.	5,440
4,000	CITIC Envirotech Ltd.	4,705
		10,145	0.09%

Total for Common Stock (Cost - $4,620,028)		$ 4,658,832	42.79%

CORPORATE BONDS

Corporate Bonds
8,000	Anheuser Busch 7.75%, 01/15/19	9,311
10,000	Arizona Pub Serv 4.5%, 04/01/42	10,335
10,000	BP Capital 4.742%, 03/11/21	11,072
10,000	Carnival Corp 3.95%, 10/15/20	10,547
10,000	Coca Cola 1.65%, 11/01/18	10,102
7,000	Credit Suisse 7.125%, 07/15/32	9,066
10,000	Deere & Co 2.6%, 06/08/22	9,913
9,000	Entergy Gulf 6.0%, 05/01/18	9,740
8,000	Equitable Cos 7.0%, 04/01/28	9,850
11,000	European Investment 1.75%, 03/15/17	11,115
10,000	Fed Home Loan Mortgage 1.0%, 03/08/17	10,023
5,000	FHLMC 1.25%, 10/02/19	4,931
5,000	FNMA 1.05%, 05/25/18	4,976
5,000	FNMA 5.0%, 03/15/16	5,068
9,000	Goldman Sachs 5.95%, 01/18/18	9,771
9,000	Hartford Finl 5.125%, 04/15/22	9,956
9,000	Host Hotels & Resorts 6.0%, 10/01/21	10,046
10,000	HSBC Holdings 5.1%, 04/05/21	11,197
10,000	Intl Bk Recon 2.125%, 03/15/16	10,057
10,000	John Deere Cap 2.25%, 06/07/16	10,087
8,000	Kraft Foods 6.875%, 01/26/39	9,791
10,000	Merck & Co 4.15%, 05/18/43	9,968
9,000	Norfolk Southern 5.9%, 06/15/19	10,087
10,000	ONEOK Partners 6.125%, 02/01/41	8,429
10,000	Plains Amer Pipeline 3.85%, 10/15/23	9,038
8,000	Shell Intl 5.5%, 03/25/40	9,080
10,000	Total Fina 4.45%, 06/24/20	10,937
11,000	Verizon Communications 2.45%, 11/01/22	10,579
11,000	Wells Fargo 1.5%, 01/16/18	11,021
10,000	Xerox Corp 2.95%, 03/15/17	10,109
Total for Corporate Bonds (Cost - $289,329)		286,202	2.63%

EXCHANGE TRADED FUNDS
1,092	CurrencyShares Japanese Yen Trust *	85,984
2	Global X MSCI Norway ETF	22
9	iShares 10-20 Year Treasury Bond ETF	1,217
1,120	iShares 1-3 Year Treasury Bond ETF	94,718
672	iShares 20+ Year Treasury Bond ETF	81,614
1,541	iShares 3-7 Year Treasury Bond ETF	189,928
573	iShares 7-10 Year Treasury Bond ETF	60,967
371	iShares Agency Bond ETF	42,071
26	iShares China Large-Cap ETF	974
7,681	iShares Emerging Markets Local Currency Bond ETF	310,773
6,212	iShares International Treasury Bond ETF	549,017
2,011	iShares JP Morgan USD Emerging Markets	217,972
5,788	iShares MBS ETF	630,834
293	iShares MSCI Brazil Small-Cap ETF	2,165
4	iShares MSCI China Small-Cap ETF	182
2,123	iShares MSCI Emerging Markets ETF	72,161
66	iShares MSCI Emerging Markets Small-Cap ETF	2,755
3	iShares MSCI Hong Kong ETF	60
5,867	iShares MSCI India ETF	161,108
237	iShares MSCI Japan Small-Cap ETF	14,049
89	iShares MSCI Malaysia ETF	943
563	iShares MSCI Mexico Capped ETF	30,171
452	iShares MSCI Pacific ex Japan ETF	17,578
129	iShares MSCI Philippines ETF	4,431
1	iShares MSCI Russia Capped ETF	13
2,400	iShares MSCI South Korea Capped ETF	126,768
3,941	iShares MSCI Taiwan ETF	53,322
67	iShares MSCI Thailand Capped ETF	4,293
15	iShares MSCI Turkey ETF	575
250	iShares MSCI UAE Capped ETF	3,978
6,356	Market Vectors Emerging Markets Local Currency	111,611
348	Market Vectors India Small-Cap Index ETF	15,235
175	Market Vectors Russia Small-Cap ETF	3,686
5,285	SPDR Barclays High Yield Bond ETF	186,878
14,108	SPDR Barclays International Corporate Bond ETF	428,601
28,084	SPDR Barclays International Treasury Bond ETF	1,433,127
2,468	Vanguard Intermediate-Term Corporate Bond ETF	210,249
999	Vanguard Long-Term Corporate Bond ETF	85,884
1,159	Vanguard Short-Term Corporate Bond ETF	92,187
88	Vanguard Small-Cap Growth ETF	11,111
107	Vanguard Small-Cap Value ETF	11,195
1	Xact Omxs30 ETF *	19
Total for Exchange Traded Funds (Cost - $5,670,144)		$ 5,350,426	49.14%

REAL ESTATE INVESTMENT TRUSTS
2	Activia Properties, Inc.	8,217
123	American Capital Agency Corp.	2,208
25	Boston Properties, Inc.	3,125
22	Care Capital Properties, Inc.	696
101	Corporate Office Properties Trust	2,251
146	DCT Industrial Trust, Inc.	5,573
210	DiamondRock Hospitality Co.	2,337
246	Duke Realty Corp.	5,006
62	Extra Space Storage, Inc.	5,193
37	Federal Realty Investment Trust	5,421
120	The GEO Group Inc.	3,518
1,154	Goodman Group	5,102
187	Healthcare Realty Trust, Inc.	5,085
2	Japan Prime Realty Investment Corp.	6,902
1	Kenedix Office Investment Corp.	4,401
124	Kimco Realty Corp.	3,235
57	Lamar Advertising Co. Class A	3,329
287	Land Securities Group PLC	5,319
131	LaSalle Hotel Properties	3,696
2,905	Mirvac Group	3,914
57	Plum Creek Timber Co, Inc.	2,896
134	Potlatch Corp.	4,478
135	Redwood Trust, Inc.	1,860
346	Shaftesbury PLC	4,860
24	Simon Property Group, Inc.	4,470
39	SL Green Realty Corp.	4,605
43	Sovran Self Storage, Inc.	4,321
76	Sun Communities, Inc.	5,081
177	Sunstone Hotel Investors, Inc.	2,598
149	UDR, Inc.	5,500
180	Unibail-Rodamco SE ADR	4,631
90	Ventas, Inc.	4,801
547	VEREIT, Inc.	4,557
48	Welltower, Inc.	3,033
142	Weyerhaeuser Co.	4,568
78	WP Carey, Inc.	4,826
26	WP Glimcher, Inc.	274
Total for Real Estate Investment Trusts (Cost - $148,827)		$ 151,887	1.40%

RIGHTS
69	Standard Chartered PLC NP-RTS 12/10/2015 *	94
Total for Rights (Cost - $0)		$ 94	0.00%

WARRANTS
600	Miramar Hotel & Investment, 01/19/18 *	99
Total for Warrants (Cost - $0)		$ 99	0.00%

U.S. TREASURY NOTES
20,000	US Treasury 0.25%, 05/15/2016	$ 19,984
10,000	US Treasruy 0.5%, 06/15/2016	10,002
10,000	US Treasury 0.625%, 07/15/2016	10,005
10,000	US Treasury 1.0%, 08/31/2016	10,028
20,000	US Treasury 2.75%, 11/30/2016	20,399
10,000	US Treasury 0.875%, 01/31/2017	10,011
10,000	US Treasury 0.875%, 02/28/2017	10,011
20,000	US Treasury 0.75%, 6/30/2017	19,968
10,000	US Treasury 0.75%, 12/31/2017	9,952
10,000	US Treasury 1.375%, 07/31/2018	10,060
15,000	US Treasury 1.375%, 11/30/2018	15,062
15,000	US Treasury 1.125%, 05/31/2019	14,880
10,000	US Treasury 1.0%, 08/31/2019	9,837
10,000	US Treasury 1.0%, 09/30/2019	9,827
10,000	US Treasury 1.125%, 03/31/2020	9,813
10,000	US Treasury 3.5%, 5/15/2020	10,806
10,000	US Treasury 2.625%, 08/15/2020	10,437
10,000	US Treasury 2.625%, 11/15/2020	10,435
10,000	US Treasury 2.125%, 08/15/2021	10,166
10,000	US Treasury 1.75%, 05/15/2022	9,876
10,000	US Treasury 2.0%, 02/15/2023	9,996
10,000	US Treasury 2.5%, 08/15/2023	10,316
5,000	US Treasury 6.25%, 8/15/2023	6,502
5,000	US Treasury 5.25%, 02/15/2029	6,582
5,000	US Treasury 4.625%, 02/15/2040	6,531
5,000	US Treasury 3.875%, 08/15/2040	5,858
5,000	US Treasury 3.125%, 11/15/2041	5,178
Total for U.S. Treasury Notes (Cost - $292,832)		$ 292,522	2.69%

MONEY MARKET FUND
119,844	Aim Short Term Investments Treasury 0.01% **	119,844	1.10%
Total for Money Market Fund (Cost - $119,844)

	Total Investments (Cost - $11,141,004)	$ 10,859,906	99.75%

	Other Assets Less Liabilities	27,369	0.25%

	Net Assets	$ 10,887,275	100.00%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at November 30, 2015.
The accompanying notes are an integral part of these financial statements.

CCA Aggressive Return Fund

		Schedule of Investments
	November 30, 2015

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
343	General Dynamics Corp.	$ 50,236
232	Lockheed Martin Corp.	50,845
273	Northrop Grumman Corp.	50,876
144	Precision Castparts Corp.	33,342
420	Raytheon Co.	52,093
795	The Boeing Co.	115,633
837	United Technologies Corp.	80,394
		433,419	2.10%

Apparel & Textile Products
506	NIKE, Inc.	66,934
172	Under Armour, Inc. Class A *	14,830
487	VF Corp.	31,509
		113,273	0.55%

Asset Management
142	Ameriprise Financial, Inc.	16,039
161	BlackRock, Inc.	58,559
809	Franklin Resources, Inc.	33,913
216	T Rowe Price Group, Inc.	16,448
451	TD Ameritrade Holding Corp.	16,520
1,486	The Charles Schwab Corp.	50,093
		191,572	0.93%

Automotive
800	Bridgestone Corp.	28,452
1,300	Denso Corp.	61,995
3,464	Ford Motor Co.	49,639
1,200	Fuji Heavy Industries Ltd.	49,577
1,391	General Motors Co.	50,354
2,000	Honda Motor Co Ltd.	64,992
742	Johnson Controls, Inc.	34,132
1,800	Mitsubishi Motors Corp.	16,019
4,700	Nissan Motor Co Ltd.	50,167
971	Suzuki Motor Corp.	29,843
76	Tesla Motors, Inc. *	17,500
1,713	Toyota Motor Corp. ADR	213,131
600	Yamaha Motor Co Ltd.	14,640
		680,441	3.29%

Banking
11,238	Bank of America Corp.	195,878
861	BB&T Corp.	33,252
2,956	Citigroup, Inc.	159,890
799	Fifth Third Bancorp	16,515
3,904	JPMorgan Chase & Co.	260,319
133	M&T Bank Corp.	16,669
9,800	Mitsubishi UFJ Financial Group, Inc.	62,865
7,800	Mizuho Financial Group, Inc.	15,739
1,500	Sumitomo Mitsui Financial Group, Inc.	57,209
4,000	Sumitomo Mitsui Trust Holdings, Inc.	15,266
756	SunTrust Banks, Inc.	32,826
346	The PNC Financial Services Group, Inc.	33,046
2,666	US Bancorp	117,011
4,843	Wells Fargo & Co.	266,849
		1,283,334	6.20%

Biotech & Pharmaceuticals
2,117	AbbVie, Inc.	123,104
288	Alexion Pharmaceuticals, Inc. *	51,391
488	Allergan PLC	153,178
637	Amgen, Inc.	102,621
4,500	Astellas Pharma, Inc.	63,342
490	Baxalta, Inc.	16,846
111	Biogen, Inc. *	31,841
147	BioMarin Pharmaceutical, Inc. *	14,019
1,523	Bristol-Myers Squibb Co.	102,056
727	Celgene Corp. *	79,570
900	Chugai Pharmaceutical Co Ltd.	31,424
200	Eisai Co Ltd.	12,987
1,237	Eli Lilly & Co.	101,483
1,365	Gilead Sciences, Inc.	144,635
151	Incyte Corp. *	17,250
2,772	Johnson & Johnson	280,637
3,636	Merck & Co, Inc.	192,744
100	Ono Pharmaceutical Co Ltd.	16,005
400	Otsuka Holdings Co Ltd.	13,245
6,657	Pfizer, Inc.	218,150
119	Regeneron Pharmaceuticals, Inc. *	64,796
900	Takeda Pharmaceutical Co Ltd.	43,724
278	Vertex Pharmaceuticals, Inc. *	35,962
359	Zoetis, Inc.	16,765
		1,927,775	9.32%

Chemicals
121	Air Products & Chemicals, Inc.	16,564
1,243	EI du Pont de Nemours & Co.	83,704
533	Monsanto Co.	50,720
700	Nippon Paint Holdings Co Ltd.	17,535
200	Nitto Denko Corp.	13,473
326	PPG Industries, Inc.	34,471
148	Praxair, Inc.	16,694
500	Shin-Etsu Chemical Co Ltd. *	28,270
1,600	Taiyo Nippon Sanso Corp.	15,292
957	The Dow Chemical Co.	49,888
125	The Sherwin-Williams Co.	34,509
3,000	Tosoh Corp.	16,808
		377,928	1.83%

Commercial Services
283	Ecolab, Inc.	33,722
495	Recruit Holdings Co Ltd.	15,455
200	Secom Co Ltd.	13,702
		62,879	0.30%

Consumer Products
2,033	Altria Group, Inc.	117,101
811	Archer-Daniels-Midland Co.	29,593
500	Asahi Group Holdings Ltd.	15,672
342	Campbell Soup Co.	17,866
800	Coca-Cola West Co Ltd.	16,182
497	Colgate-Palmolive Co.	32,643
401	ConAgra Foods, Inc.	16,413
123	Constellation Brands, Inc. Class A	17,252
191	Dr Pepper Snapple Group, Inc.	17,142
582	General Mills, Inc.	33,616
246	Hormel Foods Corp.	18,430
2,200	Japan Tobacco, Inc.	78,780
1,000	Kao Corp.	51,245
491	Kellogg Co.	33,766
417	Kimberly-Clark Corp.	49,686
200	Mead Johnson Nutrition Co.	16,118
1,852	Mondelez International, Inc.	80,858
219	Monster Beverage Corp. *	33,860
1,337	PepsiCo, Inc.	133,914
1,362	Philip Morris International, Inc.	119,025
1,479	Reynolds American, Inc.	68,404
400	Suntory Beverage & Food Ltd.	15,607
135	The Clorox Co.	16,781
3,555	The Coca-Cola Co.	151,514
194	The Estee Lauder Cos, Inc. Class A	16,319
1,148	The Kraft Heinz Co.	84,596
3,052	The Procter & Gamble Co.	228,412
		1,510,795	7.30%

Containers & Packaging
420	3M Co.	65,764
393	International Paper Co.	16,439
		82,203	0.40%

Distributors - Consumer Staples
900	Mitsubishi Corp.	15,142
407	Sysco Corp.	16,728
		31,870	0.15%

Electrical Equipment
304	Amphenol Corp. Class A	16,735
400	Daikin Industries Ltd.	28,095
10,429	General Electric Co.	312,244
2,000	Hitachi Ltd.	11,800
969	Honeywell International, Inc.	100,728
100	Keyence Corp.	54,177
3,000	Mitsubishi Electric Corp.	33,203
6,000	Mitsubishi Heavy Industries Ltd.	30,698
1,300	Miura Co Ltd.	17,470
200	Murata Manufacturing Co Ltd.	31,018
158	Rockwell Automation, Inc.	16,818
89	Roper Technologies, Inc.	17,221
100	SMC Corp.	26,487
		696,694	3.37%
			0.00%
Engineering & Construction Services
2,000	Kajima Corp.	10,978
2,000	Taisei Corp.	12,326
		23,304	0.11%

Gaming, Lodging & Restaurants
933	Carnival Corp.	47,144
26	Chipotle Mexican Grill, Inc. *	15,068
1,289	Hilton Worldwide Holdings, Inc.	29,931
1,055	Las Vegas Sands Corp.	46,483
216	Marriott International, Inc.	15,317
728	McDonalds Corp.	83,108
335	Royal Caribbean Cruises Ltd.	31,024
1,327	Starbucks Corp.	81,465
480	Yum! Brands, Inc.	34,805
		384,345	1.86%

Hardware
5,360	Apple, Inc.	634,088
1,000	Canon, Inc.	30,174
5,309	Cisco Systems, Inc.	144,670
1,757	Corning, Inc.	32,909
2,615	EMC Corp.	66,264
200	FUJIFILM Holdings Corp.	8,097
151	FUJIFILM Holdings Corp. ADR	6,137
500	Glory Ltd.	14,088
2,338	HP, Inc.	29,319
300	Kyocera Corp.	13,902
322	Nidec Corp.	24,886
296	Nintendo Co Ltd. ADR	5,662
100	Nintendo Co Ltd.	15,351
2,800	Panasonic Corp.	31,774
2,300	Sony Corp.	59,334
		1,116,655	5.40%

Health Care Facilities & Services
456	Aetna, Inc.	46,854
166	AmerisourceBergen Corp.	16,374
122	Anthem, Inc.	15,906
374	Cardinal Health, Inc.	32,482
123	Cigna Corp.	16,603
217	DaVita HealthCare Partners, Inc.	15,850
931	Express Scripts Holding Co. Class C *	79,582
471	HCA Holdings, Inc. *	32,056
187	Humana, Inc.	31,539
179	McKesson Corp.	33,894
400	Suzuken Co Ltd. *	15,607
1,137	UnitedHealth Group, Inc.	128,151
		464,898	2.25%

Home & Office Products
600	Daiwa House Industry Co Ltd.	16,706
300	Makita Corp.	17,028
1,000	Sekisui Chemical Co Ltd.	11,912
155	Stanley Black & Decker, Inc.	16,920
		62,566	0.30%

Institutional Financial Services
508	CME Group, Inc.	49,606
62	Intercontinental Exchange, Inc.	16,110
1,000	Japan Exchange Group, Inc. *	15,672
1,405	Morgan Stanley	48,192
5,000	Nomura Holdings, Inc.	29,646
221	Northern Trust Corp.	16,562
462	State Street Corp.	33,532
1,513	The Bank of New York Mellon Corp.	66,330
669	The Goldman Sachs Group, Inc.	127,123
		402,773	1.95%

Insurance
514	Aflac, Inc.	33,533
1,347	American International Group, Inc.	85,642
1,277	Berkshire Hathaway, Inc. Class B *	171,233
594	Marsh & McLennan Cos, Inc.	32,848
1,626	MetLife, Inc.	83,072
438	MS&AD Insurance Group Holdings, Inc. ADR	6,146
300	MS&AD Insurance Group Holdings, Inc.	8,458
326	Principal Financial Group, Inc.	16,776
574	Prudential Financial, Inc.	49,680
521	The Allstate Corp.	32,698
255	The Chubb Corp.	33,285
1,700	The Dai-ichi Life Insurance Co Ltd.	29,403
349	The Hartford Financial Services Group, Inc.	15,928
524	The Progressive Corp.	16,150
144	The Travelers Cos, Inc.	16,498
800	Tokio Marine Holdings, Inc.	29,492
		660,842	3.19%

Iron & Steel
1,600	Nippon Steel & Sumitomo Metal Corp.	32,123	0.16%

Leisure Products
100	Shimano, Inc. *	14,835	0.07%

Machinery
685	Caterpillar, Inc.	49,765
216	Deere & Co.	17,187
300	FANUC Corp.	53,397
180	Illinois Tool Works, Inc.	16,916
900	Komatsu Ltd.	14,879
2,000	Kubota Corp.	33,349
400	Omron Corp.	14,697
		200,190	0.97%

Manufactured Goods
1,300	NSK Ltd.	16,351	0.08%

Media
320	Alphabet, Inc. Class C	237,632
241	Alphabet, Inc. Class A *	183,847
87	Charter Communications, Inc. Class A *	16,300
1,877	Comcast Corp. Class A	114,234
267	Comcast Corp. Special Class A	16,298
127	Expedia, Inc.	15,635
1,991	Facebook, Inc. Class A *	207,542
129	LinkedIn Corp. Class A *	31,361
348	Nielsen Holdings PLC	16,245
227	Omnicom Group, Inc.	16,780
4,004	Sirius XM Holdings, Inc. *	16,456
64	The Priceline Group, Inc. *	79,926
1,830	The Walt Disney Co.	207,650
349	Time Warner Cable, Inc.	64,485
1,183	Time Warner, Inc.	82,786
1,089	Twenty-First Century Fox, Inc. Class B	32,616
549	Twenty-First Century Fox, Inc.	16,201
610	Twitter, Inc. *	15,494
341	Viacom, Inc. Class B	16,978
8,400	Yahoo Japan Corp.	34,581
486	Yahoo!, Inc. *	16,432
		1,439,479	6.96%

Medical Equipment & Devices
1,083	Abbott Laboratories	48,648
434	Baxter International, Inc.	16,340
216	Becton Dickinson and Co.	32,454
1,756	Boston Scientific Corp. *	32,100
694	Danaher Corp.	66,895
105	Edwards Lifesciences Corp. *	17,115
736	Hoya Corp.	29,822
108	Illumina, Inc. *	19,861
33	Intuitive Surgical, Inc. *	17,161
1,400	Nipro Corp.	15,358
258	St Jude Medical, Inc.	16,280
337	Stryker Corp.	32,507
243	Thermo Fisher Scientific, Inc.	33,631
154	Zimmer Biomet Holdings, Inc.	15,556
		393,728	1.90%

Metals & Mining
616	Southern Copper Corp.	15,850	0.08%

Oil, Gas & Coal
260	Anadarko Petroleum Corp.	15,574
310	Apache Corp.	15,246
661	Baker Hughes, Inc.	35,740
2,306	Chevron Corp.	210,584
148	Concho Resources, Inc. *	16,197
1,812	ConocoPhillips	97,939
345	Devon Energy Corp.	15,873
381	EOG Resources, Inc.	31,787
4,202	Exxon Mobil Corp.	343,135
848	Halliburton Co.	33,793
263	Hess Corp.	15,517
1,300	ITOCHU Corp.	15,855
2,594	Kinder Morgan, Inc.	61,141
302	Marathon Petroleum Corp.	17,640
425	National Oilwell Varco, Inc.	15,870
436	Noble Energy, Inc.	15,988
864	Occidental Petroleum Corp.	65,310
358	Phillips 66	32,768
112	Pioneer Natural Resources Co.	16,212
1,259	Schlumberger Ltd.	97,132
607	Spectra Energy Corp.	15,903
694	Valero Energy Corp.	49,871
449	Williams Cos, Inc.	16,415
		1,251,490	6.05%

Passenger Transportation
743	American Airlines Group, Inc.	30,656
255	Central Japan Railway Co.	45,522
656	Delta Air Lines, Inc.	30,478
300	East Japan Railway Co.	28,306
2,000	Hankyu Hanshin Holdings, Inc.	12,797
2,000	Keikyu Corp.	16,191
711	Southwest Airlines Co.	32,621
274	United Continental Holdings, Inc. *	15,270
		211,841	1.02%

Real Estate
2,000	Mitsubishi Estate Co Ltd.	42,053
1,000	Mitsui Fudosan Co Ltd.	25,204
		67,257	0.32%
			0.00%
Retail - Consumer Staples
800	Arcs Co Ltd.	16,929
421	Costco Wholesale Corp.	67,958
1,015	CVS Health Corp.	95,501
249	Dollar General Corp.	16,287
243	Dollar Tree, Inc. *	18,337
700	Seven & i Holdings Co Ltd.	31,376
853	Target Corp.	61,843
887	The Kroger Co.	33,404
2,800	UNY Group Holdings Co Ltd. *	17,029
1,385	Walgreens Boots Alliance, Inc.	116,382
3,936	Wal-Mart Stores, Inc.	231,594
		706,640	3.42%

Retail - Discretionary
439	Amazon.com, Inc. *	291,847
21	AutoZone, Inc. *	16,459
1,132	eBay, Inc. *	33,496
210	Fast Retailing Co Ltd. ADR	8,465
100	Fast Retailing Co Ltd.	40,421
1,455	Home Depot, Inc.	194,795
347	L Brands, Inc.	33,107
675	Lowes Cos, Inc.	51,705
351	Macys, Inc.	13,717
440	Netflix, Inc. *	54,265
61	OReilly Automotive, Inc. *	16,096
330	Ross Stores, Inc.	17,163
459	TJX Cos, Inc.	32,405
900	USS Co Ltd. *	14,302
		818,243	3.95%

Semiconductors
314	Altera Corp.	16,579
274	Analog Devices, Inc.	16,887
985	Applied Materials, Inc.	18,488
641	Broadcom Corp. Class A	35,018
5,467	Intel Corp.	190,088
1,062	Micron Technology, Inc. *	16,918
535	NVIDIA Corp.	16,970
947	QUALCOMM, Inc.	46,204
2,800	Renesas Electronics Corp. *	18,507
205	Skyworks Solutions, Inc.	17,019
578	Texas Instruments, Inc.	33,593
200	Tokyo Electron Ltd.	13,314
		439,585	2.12%

Software
975	Activision Blizzard, Inc.	36,719
550	Adobe Systems, Inc. *	50,303
260	Autodesk, Inc. *	16,502
700	Bandai Namco Holdings, Inc.	15,580
278	Cerner Corp. *	16,569
233	Electronic Arts, Inc. *	15,795
168	Intuit, Inc.	16,834
700	Konami Holdings Corp.	16,376
8,638	Microsoft Corp.	469,475
3,302	Oracle Corp.	128,679
205	Red Hat, Inc. *	16,689
633	Salesforce.com, Inc. *	50,444
		849,965	4.11%

Specialty Finance
56	Alliance Data Systems Corp. *	16,064
901	American Express Co.	64,548
622	Capital One Financial Corp.	48,833
579	Discover Financial Services	32,864
248	Fidelity National Information Services, Inc.	15,790
171	Fiserv, Inc. *	16,457
1,146	MasterCard, Inc.	112,216
2,130	ORIX Corp.	30,726
892	PayPal Holdings, Inc. *	31,452
530	Synchrony Financial *	16,870
1,791	Visa, Inc.	141,507
		527,327	2.55%

Technology Services
379	Automatic Data Processing, Inc.	32,693
728	Cognizant Technology Solutions Corp. Class A*	47,014
3,000	Fujitsu Ltd.	15,142
1,097	International Business Machines Corp.	152,944
171	McGraw Hill Financial, Inc.	16,496
164	Moodys Corp.	16,912
5,000	NEC Corp.	16,727
311	Paychex, Inc.	16,872
163	Thomson Reuters Corp.	6,575
		321,375	1.55%

Telecommunications
6,535	AT&T, Inc.	220,033
577	CenturyLink, Inc.	15,539
4,000	KDDI Corp.	99,324
325	Level 3 Communications, Inc. *	16,520
2,128	Nippon Telegraph & Telephone Corp. ADR	79,311
290	NTT DOCOMO, Inc. ADR	5,516
2,900	NTT DOCOMO, Inc.	54,820
1,300	SoftBank Group Corp.	69,005
200	SoftBank Group Corp. ADR	5,300
4,044	Sprint Corp. *	14,761
891	T-Mobile US, Inc. *	31,630
4,020	Verizon Communications, Inc.	182,709
		794,468	3.84%

Transportation & Logistics
1,181	CSX Corp.	33,576
307	FedEx Corp.	48,672
186	Norfolk Southern Corp.	17,681
776	Union Pacific Corp.	65,145
475	United Parcel Service, Inc. Class B	48,930
800	Yamato Holdings Co Ltd.	15,292
		229,296	1.11%

Transportation Equipment
159	Cummins, Inc.	15,959
1,300	Hino Motors Ltd.	15,781
319	PACCAR, Inc.	16,575
300	Scania AB	-
		48,315	0.23%

Utilities
299	American Electric Power Co, Inc.	16,747
1,100	Chubu Electric Power Co, Inc.	15,171
263	Consolidated Edison, Inc.	16,345
731	Dominion Resources, Inc.	49,247
981	Duke Energy Corp.	66,473
274	Edison International	16,265
1,149	Exelon Corp.	31,379
667	NextEra Energy, Inc.	66,607
618	PG&E Corp.	32,587
991	PPL Corp.	33,734
424	Public Service Enterprise Group, Inc.	16,578
325	Sempra Energy	32,250
1,300	The Kansai Electric Power Co, Inc. *	14,567
371	The Southern Co.	16,524
1,200	Tohoku Electric Power Co, Inc.	14,090
333	WEC Energy Group, Inc.	16,424
		454,988	2.20%

Waste & Environmental Services & Equipment
377	Republic Services, Inc.	16,562
614	Waste Management, Inc.	33,015
		49,577	0.24%

Total for Common Stock (Cost - $19,516,418)		$ 19,390,489	93.73%

EXCHANGE TRADED FUNDS
47,076	Nomura TOPIX Exchange Traded Fund	619,639
12	Vanguard Growth ETF	1,313
1,015	Vanguard Short-Term Corporate Bond ETF	80,733
318	Vanguard Value ETF	26,416
Total for Exchange Traded Funds (Cost - $735,628)		$ 728,101	3.52%

REAL ESTATE INVESTMENT TRUSTS
340	American Tower Corp.	33,789
96	AvalonBay Communities, Inc.	17,452
133	Boston Properties, Inc.	16,624
392	Crown Castle International Corp.	33,677
55	Equinix, Inc.	16,308
426	Equity Residential	34,003
615	General Growth Properties, Inc.	15,664
17	GLP J-Reit	16,579
497	HCP, Inc.	17,658
16	Japan Excellent, Inc.	17,721
10	Mori Trust Sogo Reit, Inc.	16,768
13	Orix JREIT, Inc.	16,985
403	Prologis, Inc.	17,228
217	Public Storage	52,093
423	Simon Property Group, Inc.	78,780
329	Ventas, Inc.	17,549
173	Vornado Realty Trust	16,739
556	Welltower, Inc.	35,134
564	Weyerhaeuser Co.	18,144
Total for Real Estate Investment Trusts (Cost - $481,375)		$ 488,895	2.36%

MONEY MARKET FUND
57,707	Aim Short Term Investments Treasury 0.01% **	57,707
Total for Money Market Fund (Cost - $57,707)		$ 57,707	0.28%

	Total Investments (Cost - $20,791,128)	$ 20,665,192	99.89%

	Other Assets Less Liabilities	22,325	0.11%

	Net Assets	$ 20,687,517	100.00%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at November 30, 2015.
The accompanying notes are an integral part of these financial statements.

CCA Investments Trust
Statements of Assets and Liabilities
November 30, 2015

Assets:	CCA Core Return Fund	CCA Aggressive Return Fund
Investments in Securities, at Value
(Cost $11,141,004; and $20,791,128, respectively)	$ 10,859,906	$ 20,665,192
Receivables:
Portfolio Securities Sold	7,233	-
Dividends and Interest	18,236	23,582
From Advisor	11,675	8,072
Prepaid Expenses	18,177	18,156
Total Assets	10,915,227	20,715,002
Liabilities:
Payables:
Portfolio Securities Purchased	37	-
Administrative Fees	300	300
Distribution Fees	865	821
Trustee Fees	368	367
Due to Custodian	4,552	4,164
Other Accrued Expenses	21,830	21,833
Total Liabilities	27,952	27,485
Net Assets	$ 10,887,275	$ 20,687,517

Net Assets Consist of:
Paid In Capital	$ 11,276,437	$ 22,983,283
Undistributed Net Investment Income	77,942	166,696
Accumulated Realized Loss on Investments and Foreign Currency Transactions	(186,006)	(2,336,526)
Unrealized Depreciation in Value of Investments	(281,098)	(125,936)
Net Assets	$ 10,887,275	$ 20,687,517

Net Asset Value Per Share

Institutional Class
Net Assets	$ 10,754,962	$ 20,474,916
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	1,083,800	2,059,825
Net asset value and offering price per share	$ 9.92	$ 9.94
Minimum Redemption price per share (a)	$ 9.72	$ 9.74

Investor Class
Net Assets	$ 38,291	$ 123,937
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	3,876	12,478
Net asset value and offering price per share	$ 9.88	$ 9.93
Minimum Redemption price per share (a)	$ 9.68	$ 9.73

Load Class
Net Assets	$ 94,022	$ 88,664
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	9,440	8,884
Net asset value per share	$ 9.96	$ 9.98
Minimum Redemption price per share (a)	$ 9.76	$ 9.78
Maximum offering price per share (b)	$ 10.51	$ 10.53

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days of purchase.
(b) Maximum offering price includes a maximum front-end sales load of 5.25%.

The accompanying notes are an integral part of these financial statements.

CCA Investments Trust
Statements of Operations
For the year ended November 30, 2015

	CCA Core Return Fund	CCA Aggressive Return Fund
Investment Income:
Dividends (a)	$ 216,647	$ 413,742
Interest	12,008	36
Total Investment Income	228,655	413,778

Expenses:
Advisory Fees	86,135	167,029
Distribution Fees:
Investor Class	194	296
Load Class	240	248
Administrative Fees	2,950	2,950
Transfer Agent Fees	37,708	38,310
Registration Fees	33,763	33,315
Audit Fees	16,000	16,000
Legal Fees	16,000	16,000
Custody Fees	30,894	50,718
Printing Fees	461	544
Insurance Fees	5,277	6,269
Compliance Officer Fees	20,523	20,522
Trustee Fees	7,570	7,568
NASDAQ Fees	1,278	1,279
Other Fees	1,452	2,357
Total Expenses	260,445	363,405
Fees Waived and Reimbursed by the Adviser	(156,649)	(162,426)
Net Expenses	103,796	200,979

Net Investment Income	124,859	212,799

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net Realized Loss on Investments and Foreign Currency Transactions	(189,612)	(2,336,631)
Capital Gain Distributions from Underlying Funds	16,068	105
Net Change in Unrealized Depreciation on Investments	(496,832)	(1,148,712)
Net Realized and Unrealized Loss on Investments and Foreign Currency	(670,376)	(3,485,238)

Net Decrease in Net Assets Resulting from Operations	$ (545,517)	$ (3,272,439)

(a) Net of Foreign withholding taxes of $12,370, and $19,398, respectively.

The accompanying notes are an integral part of these financial statements.

CCA Core Return Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	11/30/2015	11/30/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 124,859	$ 143,095
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(173,544)	6,091
Net Change in Unrealized Appreciation (Depreciation) on Investments	(496,832)	58,310
Net Increase (Decrease) in Net Assets Resulting from Operations	(545,517)	207,496

Distributions to Shareholders:
Net Investment Income:
Institutional Class Shares	(140,934)	(85,405)
Investor Class Shares	(1,176)	(288)
Load Class	(667)	-
Net Realized Gains:
Institutional Class Shares	-	(137,550)
Investor Class Shares	-	(853)
Load Class	-	(396)
Total Distributions Paid to Shareholders	(142,777)	(224,492)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	1,081,766	2,046,660
Investor Class	6,362	82,815
Load Class	-	100,000
Proceeds from Reinvestment of Distributions
Institutional Class	135,523	213,227
Investor Class	1,176	1,141
Load Class	667	396
Cost of Shares Redeemed:
Institutional Class	(868,237)	(165,651)
Investor Class	(83,871)	(12,995)
Load Class	-	-
Redemption Fees	-	9
Net Increase in Net Assets from Capital Share Transactions	273,386	2,265,602

Net Increase (Decrease) in Net Assets	(414,908)	2,248,606

Net Assets:
Beginning of Year	11,302,183	9,053,577
End of Year (Including Undistributed Net Investment Income
of $77,942 and $95,860, respectively)	$ 10,887,275	$ 11,302,183

Share Activity
Institutional Class:
Shares Sold	105,934	195,447
Shares Reinvested	13,273	20,448
Shares Redeemed	(89,020)	(15,706)
Net Increase in Shares of Beneficial Interest Outstanding	30,187	200,189

Investor Class:
Shares Sold	630	7,888
Shares Reinvested	115	109
Shares Redeemed	(8,251)	(1,236)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(7,506)	6,761

Load Class:
Shares Sold	-	9,337
Shares Reinvested	65	37
Shares Redeemed	-	-
Net Increase in Shares of Beneficial Interest Outstanding	65	9,374

The accompanying notes are an integral part of these financial statements.

CCA Aggressive Return Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	11/30/2015	11/30/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 212,799	$ 314,180
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(2,336,526)	89,114
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,148,712)	570,569
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,272,439)	973,863

Distributions to Shareholders:
Net Investment Income:
Institutional Class Shares	(325,095)	(55,721)
Investor Class Shares	(1,010)	(67)
Load Class Shares	(810)	-
Net Realized Gains:
Institutional Class Shares	-	(517,688)
Investor Class Shares	-	(1,623)
Load Class Shares	-	(1,663)
Total Distributions Paid to Shareholders	(326,915)	(576,762)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	2,883,769	9,934,025
Investor Class	50,395	77,890
Load Class	-	100,000
Proceeds from Reinvestment of Distributions
Institutional Class	318,169	558,494
Investor Class	1,010	1,982
Load Class	810	1,663
Cost of Shares Redeemed:
Institutional Class	(1,092,098)	(180,681)
Investor Class	(7,967)	(3,427)
Load Class	-	-
Redemption Fees	-	88
Net Increase in Net Assets from Capital Share Transactions	2,154,088	10,490,034

Net Increase (Decrease ) in Net Assets	(1,445,266)	10,887,135

Net Assets:
Beginning of Year	22,132,783	11,245,648
End of Year (Including Undistributed Net Investment Income
of $166,696 and $280,812, respectively)	$ 20,687,517	$ 22,132,783

Share Activity
Institutional Class:
Shares Sold	258,684	859,859
Shares Reinvested	27,381	47,999
Shares Redeemed	(97,823)	(15,433)
Net Increase in Shares of Beneficial Interest Outstanding	188,242	892,425

Investor Class:
Shares Sold	4,566	6,747
Shares Reinvested	87	170
Shares Redeemed	(776)	(291)
Net Increase in Shares of Beneficial Interest Outstanding	3,877	6,626

Load Class:
Shares Sold	-	8,673
Shares Reinvested	69	142
Shares Redeemed	-	-
Net Increase in Shares of Beneficial Interest Outstanding	69	8,815

The accompanying notes are an integral part of these financial statements.

CCA Core Return Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout each period.

	Year Ended			Period Ended
	11/30/2015	11/30/2014		11/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.52	$ 10.55		$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.11	0.15		0.10
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.58)	0.07		0.45
Total from Investment Operations	(0.47)	0.22		0.55

Distributions:
Net Investment Income	(0.13)	(0.10)		-
Net Realized Gains	-	(0.15)		-
Total from Distributions	(0.13)	(0.25)		-

Redemption Fees	-	-	†	-	†

Net Asset Value, at End of Period	$ 9.92	$ 10.52		$ 10.55

Total Return **	(4.46)%	2.03%		5.50%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,755	$ 11,084		$ 9,005
Before Waiver
Ratio of Expenses to Average Net Assets (d)	2.26%	2.62%		3.38%	(c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.27)%	(0.34)%		(1.40)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	0.90%	0.90%		0.90%	(c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.09%	1.38%		1.08%	(c)
Portfolio Turnover	56%	58%		124%	(b)

(a) The CCA Core Return Fund Institutional Class commenced investment operations on December 26, 2012.
(b) Not annualized.
(c) Annualized.
(d) Does not include expenses of underlying investment companies in which the Fund invests.
(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.
† Amount is less than $0.005.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
The accompanying notes are an integral part of these financial statements.

CCA Core Return Fund - Investor Class
Financial Highlights
Selected data for a share outstanding throughout each period.

	Year Ended			Period Ended
	11/30/2015	11/30/2014		11/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.47	$ 10.52		$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.09	0.11		0.09
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.57)	0.07		0.43
Total from Investment Operations	(0.48)	0.18		0.52

Distributions:
Net Investment Income	(0.11)	(0.08)		-
Net Realized Gains	-	(0.15)		-
Total from Distributions	(0.11)	(0.23)		-

Redemption Fees	-	-	†	-	†

Net Asset Value, at End of Period	$ 9.88	$ 10.47		$ 10.52

Total Return **	(4.64)%	1.70%		5.20%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 38	$ 119		$ 49
Before Waiver
Ratio of Expenses to Average Net Assets (d)	2.51%	16.71%		34.29%	(c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.45)%	(14.53)%		(32.25)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15%	1.15%		1.15%	(c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.90%	1.04%		0.90%	(c)
Portfolio Turnover	56%	58%		124%	(b)

(a) The CCA Core Return Fund Investor Class commenced investment operations on December 26, 2012.
(b) Not annualized.
(c) Annualized.
(d) Does not include expenses of underlying investment companies in which the Fund invests.
(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.
† Amount is less than $0.005.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
The accompanying notes are an integral part of these financial statements.

CCA Core Return Fund - Load Class
Financial Highlights
Selected data for a share outstanding throughout each period.

	Year Ended	Period Ended
	11/30/2015	11/30/2014	(a)

Net Asset Value, at Beginning of Period	$ 10.52	$ 10.71

Income (Loss) From Investment Operations:
Net Investment Income *	0.08	0.05
Net Loss on Investments (Realized and Unrealized)	(0.57)	(0.20)	(f)
Total from Investment Operations	(0.49)	(0.15)

Distributions:
Net Investment Income	(0.07)	-
Net Realized Gains	-	(0.04)
Total from Distributions	(0.07)	(0.04)

Redemption Fees	-	-	†

Net Asset Value, at End of Period	$ 9.96	$ 10.52

Total Return **	(4.67)%	(1.38)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 94	$ 99
Before Waiver
Ratio of Expenses to Average Net Assets (d)	2.50%	2.43%	(c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.53)%	(0.39)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15%	1.15%	(c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.83%	0.89%	(c)
Portfolio Turnover	56%	58%	(b)

(a) The CCA Core Return Fund Load Class commenced investment operations on May 23, 2014.
(b) Not annualized.
(c) Annualized.
(d) Does not include expenses of underlying investment companies in which the Fund invests.
(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.
(f) The amount of net loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.
† Amount is less than $0.005.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, is not annualized for periods of less than one year, and does not reflect the impact of sales charges.
The accompanying notes are an integral part of these financial statements.

CCA Aggressive Return Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout each period.

	Year Ended			Period Ended
	11/30/2015	11/30/2014		11/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 11.72	$ 11.46		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.11	0.21		0.07
Net Gain (Loss) on Investments (Realized and Unrealized)	(1.72)	0.44		1.39
Total from Investment Operations	(1.61)	0.65		1.46

Distributions:
Net Investment Income	(0.17)	(0.05)		-
Net Realized Gains	-	(0.34)		-
Total from Distributions	(0.17)	(0.39)		-

Redemption Fees	-	-	†	-	†

Net Asset Value, at End of Period	$ 9.94	$ 11.72		$ 11.46

Total Return **	(13.92)%	5.73%		14.60%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 20,475	$ 21,929		$ 11,223
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.63%	1.99%		2.99%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.23%	0.71%		(1.38)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	0.90%	0.90%		0.90%	(c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.96%	1.80%		0.71%	(c)
Portfolio Turnover	457%	352%		370%	(b)

(a) The CCA Aggressive Return Fund Institutional Class commenced investment operations on December 26, 2012.
(b) Not annualized.
(c) Annualized.
(d) Does not include expenses of underlying investment companies in which the Fund invests.
(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.
† Amount is less than $0.005.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
The accompanying notes are an integral part of these financial statements.

CCA Aggressive Return Fund - Investor Class
Financial Highlights
Selected data for a share outstanding throughout each period.

	Year Ended			Period Ended
	11/30/2015	11/30/2014		11/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 11.68	$ 11.44		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.08	0.17		0.07
Net Gain (Loss) on Investments (Realized and Unrealized)	(1.71)	0.44		1.37
Total from Investment Operations	(1.63)	0.61		1.44

Distributions:
Net Investment Income	(0.12)	(0.03)		-
Net Realized Gains	-	(0.34)		-
Total from Distributions	(0.12)	(0.37)		-

Redemption Fees	-	-	†	-	†

Net Asset Value, at End of Period	$ 9.93	$ 11.68		$ 11.44

Total Return **	(14.13)%	5.42%		14.40%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 124	$ 100		$ 23
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.89%	24.83%		77.18%	(c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.05)%	(22.19)%		(75.39)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15%	1.15%		1.15%	(c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.68%	1.50%		0.64%	(c)
Portfolio Turnover	457%	352%		370%	(b)

(a) The CCA Aggressive Return Fund Investor Class commenced investment operations on December 26, 2012.
(b) Not annualized.
(c) Annualized.
(d) Does not include expenses of underlying investment companies in which the Fund invests.
(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.
† Amount is less than $0.005.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
The accompanying notes are an integral part of these financial statements.

CCA Aggressive Return Fund - Load Class
Financial Highlights
Selected data for a share outstanding throughout each period.

	Year Ended	Period Ended
	11/30/2015	11/30/2014	(a)

Net Asset Value, at Beginning of Period	$ 11.71	$ 11.53

Income (Loss) From Investment Operations:
Net Investment Income *	0.08	0.08
Net Gain (Loss) on Investments (Realized and Unrealized)	(1.72)	0.29
Total from Investment Operations	(1.64)	0.37

Distributions:
Net Investment Income	(0.09)	-
Net Realized Gains	-	(0.19)
Total from Distributions	(0.09)	(0.19)

Redemption Fees	-	-	†

Net Asset Value, at End of Period	$ 9.98	$ 11.71

Total Return **	(14.10)%	3.22%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 89	$ 103
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.88%	1.92%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(0.01)%	0.56%	(c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15%	1.15%	(c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.72%	1.33%	(c)
Portfolio Turnover	457%	352%	(b)

(a) The CCA Aggressive Return Fund Load Class commenced investment operations on May 23, 2014.
(b) Not annualized.
(c) Annualized.
(d) Does not include expenses of underlying investment companies in which the Fund invests.
(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.
† Amount is less than $0.005.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, is not annualized for periods of less than one year, and does not reflect the impact of sales charges.
The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

November 30, 2015

1.  ORGANIZATION

The CCA Investments Trust (the "Trust") is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 6, 2012 (the "Trust Agreement").  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The CCA Core Return Fund and the CCA Aggressive Return Fund (the “Funds”) are the only series currently authorized by the Trustees.  The Board of Trustees has authorized three classes of shares for each Fund, Institutional Class shares, Investor Class shares, and Load Class shares; each class is subject to different expenses. The Funds are diversified funds.  The investment adviser to the Funds is Checchi Capital Fund Advisers, LLC (the "Adviser" or “CCFA”), and Checchi Capital Advisers, LLC (the “Sub-Adviser” or “CCA”) is the sub-adviser to the Funds.

The CCA Core Return Fund’s investment objective is to provide long-term total return.

The CCA Aggressive Return Fund’s investment objective is to provide long-term total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

SECURITY VALUATIONS:  Equity securities generally are valued using market quotations provided by a pricing service.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the CCA Core Return Fund’s investments measured at fair value as of November 30, 2015, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of November 30, 2015 (Total)
Assets
Common Stocks	$ 4,658,832	$ -	$ -	$ 4,658,832
Corporate Bonds	-	286,202	-	286,202
Exchange Traded Funds	5,350,426	-	-	5,350,426
Real Estate Investment Trusts	151,887	-	-	151,887
Rights	94	-	-	94
Warrants	99	-	-	99
U.S. Treasury Notes & Obligations	-	292,522	-	292,522
Money Market Funds	119,844	-	-	119,844
Total	$ 10,281,182	$ 578,724	$ -	$ 10,859,906

During the year ended November 30, 2015, there were no significant transfers between Level 1, 2, or 3 in the CCA Core Return Fund. The Fund did not hold any Level 3 securities during the year presented.  For a further breakdown of each investment by industry type, please refer to the CCA Core Return Fund’s Schedule of Investments.

The following table presents information about the CCA Aggressive Return Fund’s investments measured at fair value as of November 30, 2015, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of November 30, 2015 (Total)
Assets
Common Stocks	$ 19,390,489	$ -	$ -	$ 19,390,489
Exchange Traded Funds	728,101	-	-	728,101
Real Estate Investment Trusts	488,895	-	-	488,895
Money Market Funds	57,707	-	-	57,707
Total	$ 20,665,192	$ -	$ -	$ 20,665,192

During the year ended November 30, 2015, there were no significant transfers between Level 1, 2, or 3 in the CCA Aggressive Return Fund. The Fund did not hold any Level 3 securities during the period presented.  For a further breakdown of each investment by industry type, please refer to the CCA Aggressive Return Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Funds use the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the year ended November 30, 2015, related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Funds’ 2015 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year ended November 30, 2015, the Funds did not incur any interest or penalties.

SHARE VALUATION:  The Funds’ net asset values (“NAV”) are calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAVs are determined by totaling the value of all portfolio securities, cash and other assets held by the Funds, and subtracting from that total all liabilities, including accrued expenses.  The total Net Assets are divided by the total number of shares outstanding for each Fund to determine the NAV of each share class.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. Each Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

RECLASSIFICATION: For the year ended November 30, 2015 there were no permanent book/tax differences requiring reclassification for the Core Return Fund and Aggressive Return Fund.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific Fund of the Trust will be allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Trustees).

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Funds will impose a redemption fee of 2.00% on shares redeemed within 60 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is applied uniformly in all cases.  There were no redemption fees collected for the CCA Core Return Fund during the year ended November 30, 2015. There were no redemption fees collected for the CCA Aggressive Return Fund during the year ended November 30, 2015.

FOREIGN CURRENCY TRANSLATION:  The books and records of the Funds are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

SHARE CLASS ACCOUNTING:  Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for ongoing distribution fees and front-end sales charges. Investor Class shares and Load Class shares are subject to distribution fees, which are further discussed in Note 6.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Checchi Capital Fund Advisers, LLC, serves as investment adviser to the Funds.  Subject to the supervision and direction of the Trustees, the Adviser oversees the Funds' securities and investments to be sure they are made in accordance with the Funds' stated investment objectives and policies.  The fee paid to the Adviser is governed by certain investment management agreements ("Management Agreements") between the Trust, on behalf of the Funds, and the Adviser.  Pursuant to the Management Agreements, each Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 0.75% of each Fund's average daily net assets.

During the year ended November 30, 2015, the Adviser earned $86,135 in management fees from the CCA Core Return Fund and $167,029 in management fees from the CCA Aggressive Return Fund.  During the year ended November 30, 2015, the Adviser waived all management fees and reimbursed CCA Core Return Fund expenses in the total amount of $156,649 (including fee waivers).  The Adviser also waived $162,426 in management fees from the CCA Aggressive Return Fund for the year.  At November 30, 2015, the Adviser owed $11,675 to the CCA Core Return Fund and $8,072 to the CCA Aggressive Return Fund.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2016, to ensure that the total annual operating expenses of each Fund, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets for all share classes.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the end of the fiscal year in which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Funds' Board of Trustees, on 60 days written notice to the Funds' Adviser.  Fee waiver and reimbursement arrangements can decrease the Funds' expenses and boost its performance.  As of November 30, 2015, expense waivers and reimbursements subject to recoupment are as follows:

	Recoverable Through	Amount Recoverable
Core Return Fund	November 30, 2018	$156,649
Core Return Fund	November 30, 2017	$192,904
Core Return Fund	November 30, 2016	$138,073

	Recoverable Through	Amount Recoverable
Aggressive Return Fund	November 30, 2018	$162,426
Aggressive Return Fund	November 30, 2017	$204,570
Aggressive Return Fund	November 30, 2016	$136,825

SUB-ADVISORY AGREEMENT: The Adviser has engaged Checchi Capital Advisers, LLC to serve as sub-adviser to the Funds. The Sub-Adviser is an affiliate of and under common control with the Adviser. The Sub-Adviser is responsible for selecting investments and assuring that investments are made according to the Funds’ investment objectives, policies and restrictions.  Pursuant to certain Sub-Advisory Agreements between the Adviser and Sub-Adviser, the Sub-Adviser is entitled to receive an annual sub-advisory fee of 0.25% of each Fund's average daily net assets.  The Sub-Adviser is paid by the Adviser, not the Funds.

INTER-PORTFOLIO TRADES:  The Funds will engage in inter-portfolio trades when it is to the benefit of both parties. The Board of Trustees reviews these trades quarterly. Inter-portfolio purchases and sales during the year ended November 30, 2015 for the Core Return Fund were $3,883,353 and $4,048,926, respectively.  Inter-portfolio purchases and sales during the year ended November 30, 2015 for the Aggressive Return Fund were $4,048,926 and $3,883,353, respectively.

4.  SHARES OF BENEFICIAL INTEREST

The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  At November 30, 2015, paid in capital amounted to $11,276,437 and $22,983,283 for the CCA Core Return Fund and CCA Aggressive Return Fund, respectively.

5.  INVESTMENT TRANSACTIONS

CCA CORE RETURN FUND:

Investment transactions, excluding short-term investments, for the year ended November 30, 2015, were as follows:

Purchases……………………………………………..………….…...	$ 6,514,223
Sales……………………………………………………………….….	$ 6,331,223

CCA AGGRESSIVE RETURN FUND:

Investment transactions, excluding short-term investments, for the year ended November 30, 2015, were as follows:

Purchases……………………………………………..………….……	$ 103,262,227
Sales……………………………………………………………….….	$ 100,930,631

6.  DISTRIBUTION FEES

The Funds have each adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plans") under which the Fund may incur expenses related to distribution of its Investor Class shares and Load Class Shares. Payments under the Plans are made to the Funds’ Distributor or its designee, which uses them to pay distribution and shareholder servicing expenses on behalf of and as agent of the applicable Fund. The Funds’ annual fee for distribution and shareholder servicing expenses is 0.25% of each Fund's average daily net assets attributable to each of Investor Class shares and Load Class shares.  The Plans are compensation plans, which means that payments under a Plan may exceed distribution and shareholder servicing expenses incurred pursuant to the Plan.  It is also possible that 12b-1 expenses incurred by the Funds for a period will exceed the payments received by the Fund's Distributor or its designee, in which case the Adviser may pay such excess expenses out of its own resources.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  During the year ended November 30, 2015, the CCA Core Return Fund incurred $194 and $240 in distribution fees for the Investor Class and Load Class, respectively.  During the year ended November 30, 2015, the CCA Aggressive Return Fund incurred $296 and $248 in distribution fees for the Investor Class and Load Class, respectively.

7.  FEDERAL INCOME TAX

CCA CORE RETURN FUND

For Federal Income Tax purposes, the cost of investments owned at November 30, 2015, is $11,163,185.  As of November 30, 2015, the gross unrealized appreciation on a tax basis totaled $594,908 and the gross unrealized depreciation totaled $898,187 for a net unrealized depreciation of $303,279.

As of November 30, 2015 the components of accumulated earnings on a tax basis were as follows:

Net unrealized depreciation

   $(303,279)

Accumulated net realized loss on investments

     (163,825)

Undistributed net investment income

         77,942

Total

   $(389,162)

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure. As of November 30, 2015, the CCA Core Return Fund had capital loss carryforwards, with no expiration date, of $163,825.

For the year ended November 30, 2015, the CCA Core Return Fund paid an ordinary income distribution of $142,777.

For the year ended November 30, 2014, the CCA Core Return Fund paid an ordinary income distribution of $224,492.

CCA AGGRESSIVE RETURN FUND

For Federal Income Tax purposes, the cost of investments owned at November 30, 2015 is $20,793,254.  As of November 30, 2015, the gross unrealized appreciation on a tax basis totaled $192,313 and the gross unrealized depreciation totaled $320,375 for a net unrealized depreciation of $128,062.

As of November 30, 2015 the components of accumulated earnings on a tax basis were as follows:

Net unrealized depreciation

$    (128,062)

Accumulated net realized loss on investments           (1,489,103)

Undistributed net investment income

       166,696

Other Book/Tax Differences

     (845,297)

Total

$(2,295,766)

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure. As of November 30, 2015, the CCA Aggressive Return Fund had capital loss carryforwards, with no expiration date, of $1,489,103.

For the year ended November 30, 2015, the CCA Aggressive Return Fund paid an ordinary income distribution of $326,915.

For the year ended November 30, 2014, the CCA Aggressive Return Fund paid a long-term capital gain distribution of $80,842, and an ordinary income distribution of $495,920.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of November 30, 2015, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 87% of the voting securities of the CCA Core Return Fund and may be deemed to control the CCA Core Return Fund.  As of November 30, 2015, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 85% of the voting securities of the CCA Aggressive Return Fund and may be deemed to control the CCA Aggressive Return Fund.

9.  CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

10.  LINE OF CREDIT

CCA Core Return Fund

The Core Return Fund has a secured $1,400,000 bank line of credit with U.S. Bank; all borrowings under the arrangement bear interest at the prime rate.  At November 30, 2015, the prime rate was 3.25%.  The Core Return Fund had total borrowings of $36,000 during the year ended November 30, 2015 and paid a total of $26 in related interest charges.  The line of credit is collateralized by publically traded stock held by the Fund.

CCA Aggressive Return Fund

The Aggressive Return Fund has a secured $2,100,000 bank line of credit with U.S. Bank; all borrowings under the arrangement bear interest at the prime rate.  At November 30, 2015, the prime rate was 3.25%.  The Aggressive Return Fund had no outstanding borrowings during the year ended November 30, 2015.  The line of credit is collateralized by publically traded stock held by the Fund.

11.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CCA Investments Trust and the Shareholders

of CCA Core Return Fund and CCA Aggressive Return Fund

We have audited the accompanying statements of assets and liabilities of the CCA Core Return Fund and CCA Aggressive Return Fund (the "Funds"), each a series of shares of beneficial interest in the CCA Investments Trust, including the schedules of investments, as of November 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two year period then ended and for the period December 26, 2012 (commencement of operations) to November 30, 2013. These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2015 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CCA Core Return Fund and CCA Aggressive Return Fund as of November 30, 2015, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the two year period then ended and for the period December 26, 2012 to November 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

January 29, 2016

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION

NOVEMBER 30, 2015 (UNAUDITED)

Expense Example

As a shareholder of a Fund of the CCA Investment Trust, you incur ongoing costs which consist of management fees and other Fund(s) expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2015 through November 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CCA Core Return Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2015	November 30, 2015	June 1, 2015 to November 30, 2015

Actual	$1,000.00	$956.61	$4.41
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.56	$4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CCA Core Return Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2015	November 30, 2015	June 1, 2015 to November 30, 2015

Actual	$1,000.00	$955.51	$5.64
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.30	$5.82

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CCA Core Return Fund - Load Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2015	November 30, 2015	June 1, 2015 to November 30, 2015

Actual	$1,000.00	$955.85	$5.64
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.30	$5.82

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CCA Aggressive Return Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2015	November 30, 2015	June 1, 2015 to November 30, 2015

Actual	$1,000.00	$868.12	$4.21
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.56	$4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CCA Aggressive Return Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2015	November 30, 2015	June 1, 2015 to November 30, 2015

Actual	$1,000.00	$866.49	$5.38
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.30	$5.82

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CCA Aggressive Return Fund - Load Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2015	November 30, 2015	June 1, 2015 to November 30, 2015

Actual	$1,000.00	$866.32	$5.38
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.30	$5.82

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CCA INVESTMENTS TRUST

TRUSTEES AND OFFICERS

NOVEMBER 30, 2015 (UNAUDITED)

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act.

Name, Address and Age [1]	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee During Last 5 Years
Brian S. Cohen Age: 56	Trustee	Indefinite; November 30, 2012 to present	Operating Partner, Altamont Capital Partners (since 2011); President, CEO and Board Member of Pacific Specialty Insurance Company, Pacific Specialty Property Casualty Company, Western Service Contract Corporation, and the McGraw Company (May, 2012 to April, 2014); Interim CEO McGraw Company and affiliate (May, 2012 to November, 2012); President and CEO of Strategic Growth Advisers, LLC (since 2009); Chairman and CEO of Arden Insurance Services, LLC (since 2015)	2

Pacific Specialty Insurance Company (2012-2014); Pacific Specialty Property Casualty Company (2012-2014); Western Service Contract Corporation (since 2012); The McGraw Company (since 2012); Strategic Growth Advisers, LLC (since 2009)

Matthew J. Hart Age: 63	Trustee	Indefinite; November 30, 2012 to present	President, Hilton Hotel Corporation (1995-2007); retired since 2007	2	US Airways, American Airlines (since 2006); Air Lease Corporation (since 2010); Great American Group (2009-2015); American Homes 4 Rent (since 2013)
Eric R. L. Fleiss Age: 41	Trustee	Indefinite; October 17, 2013 to present	President, Regent Properties (since 2010); Vice President, Regent Properties (2005-2010)	2	n/a

1 Unless otherwise specified, the mailing address of each Trustee is c/o CCA Investments Trust, 190 North Canon Drive, Suite 402, Beverly Hills, CA 90210.

2 The "Fund Complex" consists of CCA Investments Trust.

Each Trustee who is not affiliated with the Trust or Adviser will receive $5,000 per year.

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Age [1]	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Last 5 Years
Adam Checchi [2] Age: 38	President and Trustee	Indefinite; September 30, 2012 to present	Founder and Managing Member, Checchi Capital Advisers, LLC (since 2007)	2	n/a
Wesley Gallup Age: 34	Treasurer	Indefinite; November 30, 2012 to present

Director of Operations, Checchi Capital Advisers, LLC (since 2009); Chief Compliance Officer, Checchi Capital Advisers and Checchi Capital Fund Advisers (since 2015); Portfolio Manager, Eden Capital Management Partners, L.P. (2007-2009)

				n/a	n/a
David E. Scott Age: 44	Chief Compliance Officer	Indefinite; November 30, 2012 to present

Managing Member, D.E. Scott & Associates, LLC (since 2005); Chief Compliance Officer, WY Funds Trust (since 2008); USA Mutual Trust (since 2007); Chief Compliance Officer, Strategic Value Partners, LLC (2004-2005); Managing Director, IMRC Group (2003-2004).

				n/a	n/a
Delia Mupita Age: 39	Secretary	Indefinite; July 2015 to present	Investment Associate, Checchi Capital Advisers, LLC (since 2014) Associate, Badgley Phelps Investment Managers (2005-2013)	n/a	n/a

1 Unless otherwise specified, the address of each Trustee and officer is c/o CCA Investments Trust, 190 North Canon Drive, Suite 402, Beverly Hills, CA 90210

2 Mr. Checchi is considered an "Interested" Trustee as defined in the 1940 Act, because he is an officer of the Trust and controls the Funds’ investment adviser and sub-adviser.

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION

NOVEMBER 30, 2015 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ending June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on the last day of February and August. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4866.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-800-595-4866.

INVESTMENT ADVISER

Checchi Capital Fund Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

SUB-ADVISER

Checchi Capital Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bancorp Fund Services, LLC

1555 N. River Center Drive

Milwaukee, WI  53212

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

DISTRIBUTOR

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Beachwood, OH  44122

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  The registrant’s Board of Trustees has determined that Mr. Matthew Hart is a financial expert.  Mr. Hart is an independent Trustee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Adviser

FY 2015

$ 27,000

$ 0

FY 2014

$ 26,000

$ 0

(b)

Audit-Related Fees

Registrant

Adviser

FY 2015

$ 0

$ 0

FY 2014

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2015

$ 4,000

$ 0

FY 2014

$ 4,000

$ 0

(d)

All Other Fees

Registrant

Adviser

FY 2015

$ 0

$ 0

FY 2014

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2015

$ 4,000

FY 2014

$ 4,000

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/ Adam D. Checchi

      Adam D. Checchi

      President

Date: February 4, 2016

By /s/ Wes Gallup

      Wes Gallup

      Chief Financial Officer

Date: February 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Adam D. Checchi

      Adam D. Checchi

      President

Date: February 4, 2016

By /s/ Wes Gallup

      Wes Gallup

      Chief Financial Officer

Date: February 4, 2016